Schedule of Investments(a)
Invesco Bloomberg MVP Multi-factor ETF (BMVP)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.37%
AT&T, Inc.	69,649	$1,909,079
Fox Corp., Class A	35,968	2,005,576
Verizon Communications, Inc.	46,583	1,991,889
Warner Music Group Corp., Class A(b)	73,996	2,165,123
		8,071,667
Consumer Discretionary-9.29%
AutoZone, Inc.(c)	543	2,046,231
Darden Restaurants, Inc.	9,248	1,865,044
Home Depot, Inc. (The)	5,498	2,020,570
TJX Cos., Inc. (The)	16,323	2,032,703
Ulta Beauty, Inc.(c)	4,308	2,218,663
		10,183,211
Consumer Staples-7.35%
Kellanova	25,344	2,023,211
Kimberly-Clark Corp.	15,635	1,948,434
Kroger Co. (The)	28,100	1,969,810
Sysco Corp.	26,613	2,118,395
		8,059,850
Energy-5.53%
Cheniere Energy, Inc.	8,277	1,952,379
EOG Resources, Inc.	16,851	2,022,457
Exxon Mobil Corp.	18,698	2,087,444
		6,062,280
Financials-14.39%
Ameriprise Financial, Inc.	3,777	1,957,204
Cboe Global Markets, Inc.	8,643	2,083,309
Hartford Insurance Group, Inc. (The)	15,888	1,976,308
LPL Financial Holdings, Inc.	5,376	2,127,444
Marsh & McLennan Cos., Inc.	9,219	1,836,425
Progressive Corp. (The)	7,553	1,828,128
W.R. Berkley Corp.	27,435	1,887,802
Willis Towers Watson PLC	6,576	2,076,767
		15,773,387
Health Care-10.49%
Abbott Laboratories	14,820	1,870,136
Bristol-Myers Squibb Co.	43,544	1,885,891
Cardinal Health, Inc.	11,998	1,862,330
Cencora, Inc.	6,723	1,923,316
Gilead Sciences, Inc.	18,181	2,041,544
McKesson Corp.	2,751	1,907,928
		11,491,145
Industrials-18.40%
3M Co.	13,240	1,975,673
Automatic Data Processing, Inc.	6,535	2,022,582
Broadridge Financial Solutions, Inc.(b)	8,294	2,052,848
Deere & Co.	3,964	2,078,603
Expeditors International of Washington, Inc.(b)	17,642	2,050,706
Leidos Holdings, Inc.	12,776	2,039,688
Lockheed Martin Corp.	4,352	1,832,105
SS&C Technologies Holdings, Inc.	24,344	2,080,925
W.W. Grainger, Inc.	1,938	2,014,629
Waste Management, Inc.	8,809	2,018,670
		20,166,429
	Shares	Value
Information Technology-10.44%
Accenture PLC, Class A (Ireland)	6,744	$1,801,322
CDW Corp.	11,287	1,968,227
Cisco Systems, Inc.	29,052	1,977,860
Cognizant Technology Solutions Corp., Class A	25,831	1,853,633
International Business Machines Corp.	6,838	1,731,040
Motorola Solutions, Inc.	4,794	2,104,470
		11,436,552
Materials-5.42%
CF Industries Holdings, Inc.	21,909	2,033,812
Ecolab, Inc.	7,481	1,958,227
Sherwin-Williams Co. (The)	5,870	1,942,266
		5,934,305
Real Estate-5.40%
Mid-America Apartment Communities, Inc.	13,619	1,939,754
Realty Income Corp., REIT	34,988	1,963,877
VICI Properties, Inc.	61,830	2,015,658
		5,919,289
Utilities-5.82%
American Electric Power Co., Inc.	19,426	2,197,858
DTE Energy Co.	15,217	2,106,185
Evergy, Inc.	29,242	2,070,333
		6,374,376
Total Common Stocks & Other Equity Interests (Cost $103,281,406)		109,472,491
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e) (Cost $37,541)	37,541	37,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $103,318,947)		109,510,032
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.12%
Invesco Private Government Fund, 4.32%(d)(e)(f)	46,596	46,596
Invesco Private Prime Fund, 4.46%(d)(e)(f)	1,176,981	1,177,216
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,223,812)		1,223,812
TOTAL INVESTMENTS IN SECURITIES-101.05% (Cost $104,542,759)		110,733,844
OTHER ASSETS LESS LIABILITIES-(1.05)%		(1,147,748)
NET ASSETS-100.00%		$109,586,096
See accompanying notes which are an integral part of this schedule.

Invesco Bloomberg MVP Multi-factor ETF (BMVP)—(continued)
July 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,438	$495,691	$(523,588)	$-	$-	$37,541	$490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,387,048	12,747,218	(15,087,670)	-	-	46,596	10,389 *
Invesco Private Prime Fund	5,123,256	34,010,649	(37,956,691)	159	(157)	1,177,216	28,672 *
Total	$7,575,742	$47,253,558	$(53,567,949)	$159	$(157)	$1,261,353	$39,551

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1000 ETF (PRF)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-9.42%
Alphabet, Inc., Class A	1,114,437	$213,860,460
Altice USA, Inc., Class A(b)	115,582	300,513
Angi, Inc.(b)(c)	9,864	159,994
AT&T, Inc.	3,385,320	92,791,621
Cable One, Inc.(c)	1,056	135,147
Charter Communications, Inc., Class A(b)	50,224	13,528,337
Comcast Corp., Class A	1,427,733	47,443,568
EchoStar Corp., Class A(b)(c)	31,982	1,042,293
Electronic Arts, Inc.	40,150	6,122,473
Fox Corp., Class A	121,474	6,773,390
Frontier Communications Parent, Inc.(b)(c)	101,835	3,741,418
GCI Liberty, Inc., Class C(b)(c)	4,577	152,185
Gray Media, Inc.(c)	54,965	247,892
IAC, Inc.(b)(c)	27,927	1,097,531
Interpublic Group of Cos., Inc. (The)	114,276	2,811,190
Liberty Broadband Corp.(b)(d)	10,205	0
Liberty Broadband Corp., Class C(b)	22,733	1,393,988
Liberty Global Ltd., Class C (Belgium)(b)(c)	286,794	2,933,903
Liberty Latin America Ltd., Class C(b)	44,168	315,360
Liberty Media Corp.-Liberty Formula One(b)	20,522	2,059,383
Lionsgate Studios Corp.(b)	21,845	129,322
Live Nation Entertainment, Inc.(b)	6,208	916,922
Lumen Technologies, Inc.(b)	976,748	4,346,529
Match Group, Inc.	29,746	1,019,395
Meta Platforms, Inc., Class A	157,668	121,946,738
Netflix, Inc.(b)	17,937	20,796,158
New York Times Co. (The), Class A	10,553	547,595
News Corp., Class A	109,965	3,224,174
Nexstar Media Group, Inc., Class A	13,540	2,533,469
Omnicom Group, Inc.(c)	58,507	4,215,429
Paramount Global, Class B(c)	723,912	9,099,574
Pinterest, Inc., Class A(b)	25,083	968,204
Roku, Inc., Class A(b)	8,076	760,436
Sirius XM Holdings, Inc.	47,087	994,477
Snap, Inc., Class A(b)(c)	85,430	805,605
Spotify Technology S.A. (Sweden)(b)	2,709	1,697,297
Starz Entertainment Corp.(b)(c)	1,994	29,013
Take-Two Interactive Software, Inc.(b)	14,538	3,238,049
TEGNA, Inc.(c)	90,430	1,510,181
Telephone and Data Systems, Inc.(c)	87,208	3,404,600
T-Mobile US, Inc.	79,532	18,961,224
Trade Desk, Inc. (The), Class A(b)	5,798	504,194
Verizon Communications, Inc.	1,889,443	80,792,583
Walt Disney Co. (The)	300,189	35,755,512
Warner Bros. Discovery, Inc.(b)	1,335,596	17,589,799
Yelp, Inc.(b)(c)	13,527	465,735
Ziff Davis, Inc.(b)	11,978	372,755
		733,535,615
Consumer Discretionary-9.07%
Abercrombie & Fitch Co., Class A(b)	5,189	498,248
Academy Sports & Outdoors, Inc.(c)	27,075	1,375,139
Adient PLC(b)	79,004	1,693,846
ADT, Inc.	79,446	663,374
Advance Auto Parts, Inc.(c)	61,933	3,286,784
Airbnb, Inc., Class A(b)	11,051	1,463,263
Amazon.com, Inc.(b)	675,123	158,053,046
American Axle & Manufacturing Holdings, Inc.(b)(c)	64,832	288,502
American Eagle Outfitters, Inc.(c)	72,042	778,054
Aptiv PLC (Jersey)(b)	27,414	1,881,697
	Shares	Value
Consumer Discretionary-(continued)
Aramark	53,911	$2,294,452
Asbury Automotive Group, Inc.(b)(c)	9,291	2,063,717
Autoliv, Inc. (Sweden)	9,611	1,072,107
AutoNation, Inc.(b)	20,856	4,017,700
AutoZone, Inc.(b)	1,208	4,552,203
Bath & Body Works, Inc.	51,297	1,485,561
Best Buy Co., Inc.	112,402	7,312,874
Booking Holdings, Inc.	2,045	11,255,803
BorgWarner, Inc.	126,463	4,653,838
Boyd Gaming Corp.	13,436	1,140,716
Brunswick Corp.(c)	30,018	1,749,749
Burlington Stores, Inc.(b)(c)	7,359	2,008,713
Caesars Entertainment, Inc.(b)(c)	61,265	1,634,550
Capri Holdings Ltd.(b)	77,279	1,405,705
CarMax, Inc.(b)	63,246	3,580,356
Carnival Corp.(b)	172,688	5,140,922
Carter’s, Inc.	20,523	497,478
Century Communities, Inc.(c)	13,718	772,186
Chipotle Mexican Grill, Inc.(b)	46,764	2,005,240
Columbia Sportswear Co.(c)	6,375	360,634
Coupang, Inc. (South Korea)(b)	64,359	1,894,085
Cracker Barrel Old Country Store, Inc.(c)	7,259	450,058
Crocs, Inc.(b)(c)	6,380	636,277
D.R. Horton, Inc.	76,072	10,866,125
Dana, Inc.	101,586	1,617,249
Darden Restaurants, Inc.	19,572	3,947,085
Deckers Outdoor Corp.(b)	10,986	1,166,384
Dick’s Sporting Goods, Inc.	12,501	2,644,087
Domino’s Pizza, Inc.	3,658	1,694,422
DoorDash, Inc., Class A(b)	10,551	2,640,388
eBay, Inc.	136,847	12,555,712
Etsy, Inc.(b)(c)	12,384	721,616
Expedia Group, Inc.	17,847	3,216,386
Five Below, Inc.(b)	7,401	1,010,385
Floor & Decor Holdings, Inc., Class A(b)(c)	9,457	724,785
Flutter Entertainment PLC (Ireland)(b)	7,098	2,145,442
Foot Locker, Inc.(b)(c)	112,760	2,823,510
Ford Motor Co.	3,185,810	35,266,917
GameStop Corp., Class A(b)(c)	30,788	691,191
Gap, Inc. (The)	84,228	1,639,077
Garmin Ltd.	11,505	2,516,834
General Motors Co.	972,845	51,891,552
Gentex Corp.(c)	59,683	1,576,825
Genuine Parts Co.	35,523	4,578,204
Goodyear Tire & Rubber Co. (The)(b)	299,780	3,081,738
Graham Holdings Co., Class B	1,304	1,244,251
Grand Canyon Education, Inc.(b)	2,873	484,474
Group 1 Automotive, Inc.(c)	7,202	2,968,304
H&R Block, Inc.	15,938	866,071
Hanesbrands, Inc.(b)(c)	333,085	1,362,318
Harley-Davidson, Inc.(c)	56,671	1,378,805
Hasbro, Inc.	44,054	3,311,099
Helen of Troy Ltd.(b)(c)	16,267	357,549
Hilton Worldwide Holdings, Inc.	10,778	2,889,366
Home Depot, Inc. (The)	127,460	46,842,825
International Game Technology PLC	42,522	631,026
KB Home	26,505	1,464,666
Kohl’s Corp.(c)	298,454	3,235,241
Las Vegas Sands Corp.	50,526	2,647,562
Laureate Education, Inc., Class A(b)	22,665	512,229
LCI Industries(c)	9,506	903,070
Lear Corp.	40,316	3,801,396
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Leggett & Platt, Inc.	117,920	$1,126,136
Lennar Corp., Class A	77,399	8,682,620
LGI Homes, Inc.(b)(c)	9,592	510,966
Light & Wonder, Inc.(b)(c)	11,760	1,132,723
Lithia Motors, Inc., Class A	12,054	3,471,552
LKQ Corp.	100,738	2,968,749
Lowe’s Cos., Inc.	111,308	24,885,130
lululemon athletica, inc.(b)	2,516	504,533
M/I Homes, Inc.(b)	9,803	1,178,223
Macy’s, Inc.(c)	278,453	3,516,861
Marriott International, Inc., Class A	13,756	3,629,246
Marriott Vacations Worldwide Corp.(c)	17,709	1,318,789
Mattel, Inc.(b)	72,325	1,230,248
McDonald’s Corp.	68,846	20,658,619
MercadoLibre, Inc. (Brazil)(b)	386	916,322
Meritage Homes Corp.	29,101	1,959,661
MGM Resorts International(b)	86,150	3,140,168
Mohawk Industries, Inc.(b)	29,617	3,391,443
Murphy USA, Inc.(c)	5,152	1,867,497
Newell Brands, Inc.(c)	414,049	2,322,815
NIKE, Inc., Class B	190,446	14,224,412
NVR, Inc.(b)	546	4,122,022
ODP Corp. (The)(b)(c)	33,319	594,411
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	4,088	558,543
O’Reilly Automotive, Inc.(b)	67,405	6,627,260
PENN Entertainment, Inc.(b)(c)	96,988	1,751,603
Penske Automotive Group, Inc.	8,384	1,403,565
PHINIA, Inc.(c)	25,275	1,281,443
Polaris, Inc.(c)	37,303	1,973,702
Pool Corp.	4,453	1,372,147
PulteGroup, Inc.	55,608	6,279,255
PVH Corp.(c)	28,993	2,128,666
QVC Group, Inc.(b)(c)	1,915	7,430
Ralph Lauren Corp.	6,915	2,065,856
RH(b)(c)	4,208	865,249
Rivian Automotive, Inc., Class A(b)(c)	131,857	1,697,000
Ross Stores, Inc.	31,599	4,314,527
Royal Caribbean Cruises Ltd.(c)	11,994	3,812,533
Sally Beauty Holdings, Inc.(b)(c)	36,499	355,500
Service Corp. International	23,403	1,785,883
Signet Jewelers Ltd.	19,151	1,514,844
Skechers U.S.A., Inc., Class A(b)	28,499	1,802,562
Somnigroup International, Inc.(c)	18,909	1,368,633
Starbucks Corp.	143,107	12,759,420
Steven Madden Ltd.(c)	15,407	369,845
Tapestry, Inc.	45,059	4,867,724
Taylor Morrison Home Corp., Class A(b)(c)	43,031	2,550,878
Tesla, Inc.(b)	80,182	24,717,705
Texas Roadhouse, Inc.	6,987	1,293,503
Thor Industries, Inc.(c)	26,435	2,405,321
TJX Cos., Inc. (The)	110,583	13,770,901
Toll Brothers, Inc.	26,490	3,135,356
TopBuild Corp.(b)	4,061	1,504,316
Tractor Supply Co.	68,452	3,898,341
Travel + Leisure Co.	25,810	1,529,243
Tri Pointe Homes, Inc.(b)	47,918	1,475,874
Ulta Beauty, Inc.(b)	5,524	2,844,915
Under Armour, Inc., Class A(b)(c)	153,394	1,018,536
Upbound Group, Inc.(c)	15,798	325,992
Urban Outfitters, Inc.(b)(c)	19,030	1,432,578
V.F. Corp.(c)	233,091	2,731,827
Vail Resorts, Inc.	7,965	1,196,821
	Shares	Value
Consumer Discretionary-(continued)
Valvoline, Inc.(b)	16,964	$597,981
Victoria’s Secret & Co.(b)(c)	44,763	841,544
Visteon Corp.(b)	5,141	571,422
Wayfair, Inc., Class A(b)(c)	9,895	649,508
Whirlpool Corp.(c)	47,630	3,955,195
Williams-Sonoma, Inc.	16,781	3,138,886
Winnebago Industries, Inc.(c)	13,629	405,054
Wyndham Hotels & Resorts, Inc.(c)	11,254	967,844
Wynn Resorts Ltd.	6,410	698,882
Yum! Brands, Inc.	28,484	4,105,969
		705,963,771
Consumer Staples-7.50%
Albertson’s Cos., Inc., Class A	237,388	4,562,597
Altria Group, Inc.	530,437	32,855,268
Andersons, Inc. (The)	19,195	689,484
Archer-Daniels-Midland Co.	284,030	15,388,745
B&G Foods, Inc.(c)	41,129	168,629
BJ’s Wholesale Club Holdings, Inc.(b)(c)	29,229	3,095,351
Brown-Forman Corp., Class B(c)	40,254	1,161,328
Bunge Global S.A.	104,055	8,299,427
Cal-Maine Foods, Inc.	5,024	558,367
Campbell’s Co. (The)(c)	56,879	1,815,578
Casey’s General Stores, Inc.	7,164	3,726,211
Church & Dwight Co., Inc.	27,371	2,566,579
Clorox Co. (The)	18,741	2,353,120
Coca-Cola Co. (The)	463,659	31,477,809
Coca-Cola Europacific Partners PLC (United Kingdom)	21,299	2,064,299
Colgate-Palmolive Co.	102,302	8,578,023
Conagra Brands, Inc.	203,242	3,711,199
Constellation Brands, Inc., Class A	27,537	4,599,780
Costco Wholesale Corp.	40,906	38,436,914
Darling Ingredients, Inc.(b)	51,475	1,666,760
Dollar General Corp.	91,694	9,618,701
Dollar Tree, Inc.(b)	63,934	7,259,706
Estee Lauder Cos., Inc. (The), Class A	49,319	4,603,435
Flowers Foods, Inc.	67,771	1,074,170
Fresh Del Monte Produce, Inc.	12,296	462,207
General Mills, Inc.	163,285	7,997,699
Hain Celestial Group, Inc. (The)(b)	70,434	110,581
Herbalife Ltd.(b)(c)	85,383	785,524
Hershey Co. (The)	18,894	3,516,740
Hormel Foods Corp.	89,988	2,527,763
Ingles Markets, Inc., Class A	4,897	308,168
Ingredion, Inc.	19,438	2,556,875
J.M. Smucker Co. (The)	37,626	4,038,775
Kellanova	59,138	4,720,987
Kenvue, Inc.	159,568	3,421,138
Keurig Dr Pepper, Inc.	231,530	7,559,454
Kimberly-Clark Corp.	63,842	7,955,990
Kraft Heinz Co. (The)	403,734	11,086,536
Kroger Co. (The)	320,334	22,455,413
Lamb Weston Holdings, Inc.	21,703	1,238,590
Maplebear, Inc.(b)(c)	9,522	456,770
McCormick & Co., Inc.	40,491	2,859,879
Molson Coors Beverage Co., Class B	70,101	3,415,321
Mondelez International, Inc., Class A	254,316	16,451,702
Monster Beverage Corp.(b)	45,984	2,701,560
Nomad Foods Ltd. (United Kingdom)(c)	54,058	910,337
Nu Skin Enterprises, Inc., Class A(c)	56,764	475,682
PepsiCo, Inc.	228,279	31,484,240
Performance Food Group Co.(b)	59,502	5,974,001
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Philip Morris International, Inc.	276,031	$45,282,886
Post Holdings, Inc.(b)(c)	13,591	1,438,064
PriceSmart, Inc.	4,512	485,040
Procter & Gamble Co. (The)	349,383	52,571,660
SpartanNash Co.	9,098	241,461
Spectrum Brands Holdings, Inc.(c)	15,866	848,990
Sprouts Farmers Market, Inc.(b)	17,518	2,654,678
Sysco Corp.	116,588	9,280,405
Target Corp.	180,279	18,118,039
TreeHouse Foods, Inc.(b)	29,014	557,649
Tyson Foods, Inc., Class A	185,007	9,675,866
United Natural Foods, Inc.(b)	55,492	1,533,799
Universal Corp.	13,316	725,323
US Foods Holding Corp.(b)	81,396	6,782,729
Walgreens Boots Alliance, Inc.	1,196,694	13,929,518
Walmart, Inc.	859,184	84,182,848
		584,112,367
Energy-7.06%
Antero Midstream Corp.	59,522	1,092,229
Antero Resources Corp.(b)	89,368	3,121,624
APA Corp.	173,923	3,354,975
Baker Hughes Co., Class A	226,849	10,219,547
California Resources Corp.	20,579	991,496
Cheniere Energy, Inc.	24,822	5,855,013
Chevron Corp.	625,626	94,869,927
Chord Energy Corp.(c)	16,290	1,797,276
Civitas Resources, Inc.(c)	41,869	1,271,143
CNX Resources Corp.(b)(c)	59,101	1,791,351
ConocoPhillips	392,901	37,459,181
Core Natural Resources, Inc.	6,432	474,746
Coterra Energy, Inc.	231,918	5,656,480
Delek US Holdings, Inc.	63,924	1,429,980
Devon Energy Corp.	258,994	8,603,781
Diamondback Energy, Inc.	33,074	4,916,781
DT Midstream, Inc.	20,490	2,104,938
EOG Resources, Inc.	155,988	18,721,680
EQT Corp.	105,966	5,695,672
Expand Energy Corp.	70,559	7,393,172
Exxon Mobil Corp.	1,314,298	146,728,202
Halliburton Co.	216,891	4,858,358
Helmerich & Payne, Inc.(c)	51,376	832,805
HF Sinclair Corp.	116,048	5,099,149
Kinder Morgan, Inc.	681,234	19,115,426
Liberty Energy, Inc., Class A	38,982	481,038
Magnolia Oil & Gas Corp., Class A	21,453	511,010
Marathon Petroleum Corp.	176,584	30,052,831
Matador Resources Co.	22,566	1,125,592
Murphy Oil Corp.(c)	72,606	1,801,355
Noble Corp. PLC(c)	15,824	424,241
NOV, Inc.(c)	136,115	1,712,327
Occidental Petroleum Corp.	203,790	8,954,533
ONEOK, Inc.	113,243	9,298,383
Ovintiv, Inc.	117,734	4,848,286
Par Pacific Holdings, Inc.(b)	10,997	345,086
Patterson-UTI Energy, Inc.	118,120	698,089
PBF Energy, Inc., Class A(c)	132,805	3,001,393
Peabody Energy Corp.(c)	82,870	1,338,351
Permian Resources Corp.(c)	45,927	650,326
Phillips 66	195,292	24,134,185
Range Resources Corp.	38,964	1,430,758
Schlumberger N.V.	309,753	10,469,651
SM Energy Co.	44,501	1,227,783
	Shares	Value
Energy-(continued)
Targa Resources Corp.	31,172	$5,187,333
TechnipFMC PLC (United Kingdom)	63,931	2,325,170
Transocean Ltd.(b)(c)	230,902	674,234
Valero Energy Corp.	209,922	28,824,390
Weatherford International PLC	8,453	478,017
Williams Cos., Inc. (The)	243,920	14,623,004
World Kinect Corp.(c)	52,503	1,431,757
		549,504,055
Financials-20.51%
Affiliated Managers Group, Inc.	10,398	2,182,228
Aflac, Inc.	136,177	13,530,547
AGNC Investment Corp.	196,714	1,855,013
Allstate Corp. (The)	73,453	14,929,322
Ally Financial, Inc.(c)	169,991	6,434,159
American Express Co.	68,105	20,384,508
American Financial Group, Inc.	27,863	3,480,089
American International Group, Inc.	287,969	22,355,033
Ameriprise Financial, Inc.	13,570	7,031,838
Ameris Bancorp	9,277	634,083
Annaly Capital Management, Inc.(c)	186,068	3,782,762
Aon PLC, Class A	19,027	6,768,094
Apollo Commercial Real Estate Finance, Inc.(c)	42,455	408,417
Apollo Global Management, Inc.	21,214	3,082,818
Arbor Realty Trust, Inc.(c)	73,644	821,867
Arch Capital Group Ltd.	27,839	2,395,824
Ares Management Corp., Class A	7,132	1,323,200
Arthur J. Gallagher & Co.	14,991	4,306,165
Artisan Partners Asset Management, Inc., Class A(c)	9,946	450,057
Associated Banc-Corp	55,465	1,372,204
Assurant, Inc.	12,033	2,253,781
Assured Guaranty Ltd.	8,063	681,969
Atlantic Union Bankshares Corp., Class B	12,735	403,700
AXIS Capital Holdings Ltd.	13,329	1,250,793
Bank of America Corp.	2,145,370	101,411,640
Bank of New York Mellon Corp. (The)	224,071	22,732,003
Bank OZK	32,420	1,598,306
BankUnited, Inc.	36,272	1,322,840
Berkshire Hathaway, Inc., Class B(b)	345,394	162,984,521
BlackRock, Inc.	21,380	23,646,494
Blackstone Mortgage Trust, Inc., Class A(c)	82,172	1,518,539
Blackstone, Inc., Class A	48,996	8,474,348
Block, Inc., Class A(b)(c)	78,209	6,042,427
BOK Financial Corp.(c)	4,750	482,267
Bread Financial Holdings, Inc.	44,273	2,713,935
Brighthouse Financial, Inc.(b)	26,843	1,284,438
Brown & Brown, Inc.	16,571	1,514,092
Cadence Bank(c)	45,628	1,590,136
Capital One Financial Corp.	224,639	48,297,385
Carlyle Group, Inc. (The)	44,317	2,688,269
Cathay General Bancorp	21,830	987,153
Cboe Global Markets, Inc.	4,115	991,880
Charles Schwab Corp. (The)	153,093	14,961,779
Chimera Investment Corp.	55,166	737,569
Chubb Ltd.	72,085	19,177,493
Cincinnati Financial Corp.	37,409	5,518,202
Citigroup, Inc.	1,058,185	99,151,934
Citizens Financial Group, Inc.	210,110	10,026,449
CME Group, Inc., Class A	43,942	12,228,180
CNO Financial Group, Inc.	47,076	1,734,280
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Coinbase Global, Inc., Class A(b)	6,921	$2,614,477
Columbia Banking System, Inc.(c)	47,598	1,132,832
Comerica, Inc.	57,527	3,887,099
Commerce Bancshares, Inc.	19,797	1,211,576
Corebridge Financial, Inc.	113,491	4,035,740
Corpay, Inc.(b)	8,703	2,811,504
Credicorp Ltd. (Peru)	9,659	2,289,183
Cullen/Frost Bankers, Inc.(c)	11,183	1,424,826
East West Bancorp, Inc.	27,423	2,749,156
Equitable Holdings, Inc.	67,901	3,486,716
Essent Group Ltd.	22,312	1,249,249
Euronet Worldwide, Inc.(b)(c)	9,214	895,417
Evercore, Inc., Class A	7,442	2,241,084
Everest Group Ltd.	5,080	1,705,864
F.N.B. Corp.	119,186	1,825,930
FactSet Research Systems, Inc.	2,895	1,166,395
Federated Hermes, Inc., Class B	11,898	589,784
Fidelity National Financial, Inc.	76,763	4,331,736
Fidelity National Information Services, Inc.	126,129	10,015,904
Fifth Third Bancorp	196,700	8,176,819
First American Financial Corp.	45,472	2,730,594
First Citizens BancShares, Inc., Class A(c)	1,494	2,980,171
First Financial Bancorp	18,549	449,628
First Hawaiian, Inc.(c)	44,740	1,084,945
First Horizon Corp.	159,816	3,485,587
First Interstate BancSystem, Inc., Class A	31,728	913,449
FirstCash Holdings, Inc.	3,944	525,696
Fiserv, Inc.(b)	63,924	8,881,601
Flagstar Financial, Inc.(c)	170,056	1,919,932
Franklin Resources, Inc.	146,230	3,509,520
Fulton Financial Corp.	32,497	583,321
Genworth Financial, Inc., Class A(b)	271,097	2,130,822
Glacier Bancorp, Inc.	25,220	1,105,393
Global Payments, Inc.	73,819	5,901,829
Globe Life, Inc.	16,242	2,281,514
Goldman Sachs Group, Inc. (The)	82,559	59,738,867
Hancock Whitney Corp.	24,569	1,467,261
Hanover Insurance Group, Inc. (The)	10,003	1,716,815
Hartford Insurance Group, Inc. (The)	74,910	9,318,055
Home BancShares, Inc.	41,030	1,155,405
Houlihan Lokey, Inc.	2,696	514,019
Huntington Bancshares, Inc.	435,395	7,153,540
Independent Bank Corp.(c)	7,800	495,690
Intercontinental Exchange, Inc.	56,650	10,470,619
Invesco Ltd.(e)	217,854	4,577,113
Jack Henry & Associates, Inc.	8,270	1,404,370
Jackson Financial, Inc., Class A	49,180	4,306,201
Janus Henderson Group PLC	45,080	1,951,964
Jefferies Financial Group, Inc.	59,534	3,432,730
JPMorgan Chase & Co.	581,969	172,402,497
Kemper Corp.	19,864	1,223,424
KeyCorp	387,696	6,947,512
KKR & Co., Inc., Class A	51,370	7,529,815
Lazard, Inc.	20,264	1,053,323
Lincoln National Corp.	115,376	4,396,979
Loews Corp.	49,687	4,498,661
LPL Financial Holdings, Inc.	7,327	2,899,514
M&T Bank Corp.	45,991	8,678,502
Markel Group, Inc.(b)	2,983	5,990,729
Marsh & McLennan Cos., Inc.	44,843	8,932,726
Mastercard, Inc., Class A	28,998	16,426,497
	Shares	Value
Financials-(continued)
MetLife, Inc.	226,302	$17,187,637
MFA Financial, Inc.	38,789	352,592
MGIC Investment Corp.	71,301	1,846,696
Moelis & Co., Class A	14,949	1,048,523
Moody’s Corp.	8,971	4,626,614
Morgan Stanley	281,607	40,117,733
Mr. Cooper Group, Inc.(b)	18,128	2,822,892
MSCI, Inc.	3,151	1,768,845
Nasdaq, Inc.	36,791	3,540,030
Navient Corp.(c)	70,967	918,313
NCR Atleos Corp.(b)(c)	14,287	437,182
Northern Trust Corp.	56,861	7,391,930
Old National Bancorp	73,635	1,554,435
Old Republic International Corp.	104,432	3,777,305
OneMain Holdings, Inc.	73,403	4,241,959
Pacific Premier Bancorp, Inc.	17,889	387,655
PayPal Holdings, Inc.(b)	201,617	13,863,185
PennyMac Financial Services, Inc.	9,566	890,977
PennyMac Mortgage Investment Trust(c)	31,499	371,373
Pinnacle Financial Partners, Inc.	14,778	1,298,838
PNC Financial Services Group, Inc. (The)	118,530	22,552,703
Popular, Inc.	11,582	1,327,066
Primerica, Inc.	5,322	1,413,683
Principal Financial Group, Inc.	81,694	6,358,244
PROG Holdings, Inc.	16,319	519,597
Progressive Corp. (The)	60,279	14,589,929
Prosperity Bancshares, Inc.(c)	26,363	1,756,303
Prudential Financial, Inc.	132,811	13,756,563
Radian Group, Inc.	45,537	1,484,962
Raymond James Financial, Inc.	27,799	4,646,047
Regions Financial Corp.	297,368	7,532,331
Reinsurance Group of America, Inc.	17,482	3,364,411
RenaissanceRe Holdings Ltd. (Bermuda)	3,245	790,936
Rithm Capital Corp.	255,931	3,078,850
RLI Corp.	6,420	423,656
Robinhood Markets, Inc., Class A(b)	52,589	5,419,296
S&P Global, Inc.	26,408	14,553,449
SEI Investments Co.	17,742	1,563,425
Selective Insurance Group, Inc.	10,996	857,358
Simmons First National Corp., Class A	47,840	917,093
SLM Corp.(c)	69,592	2,213,026
SoFi Technologies, Inc.(b)(c)	66,681	1,505,657
SouthState Corp.	16,825	1,584,410
Starwood Property Trust, Inc.(c)	135,788	2,642,434
State Street Corp.	113,722	12,708,433
Stifel Financial Corp.	19,387	2,212,444
StoneCo Ltd., Class A (Brazil)(b)	24,954	318,912
StoneX Group, Inc.(b)	7,010	681,652
Synchrony Financial	237,319	16,534,015
Synovus Financial Corp.	40,960	1,934,950
T. Rowe Price Group, Inc.	72,795	7,385,053
Texas Capital Bancshares, Inc.(b)	9,164	769,501
Travelers Cos., Inc. (The)	61,532	16,013,088
Truist Financial Corp.	501,031	21,900,065
U.S. Bancorp	503,499	22,637,315
UMB Financial Corp.	5,785	636,292
United Bankshares, Inc.	39,580	1,405,882
United Community Banks, Inc.	14,935	455,518
Unum Group	64,300	4,617,383
Valley National Bancorp	178,161	1,651,552
Virtu Financial, Inc., Class A	12,236	540,097
Visa, Inc., Class A	70,664	24,412,292
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Voya Financial, Inc.	26,220	$1,835,400
W.R. Berkley Corp.	45,261	3,114,409
Webster Financial Corp.	43,073	2,483,158
Wells Fargo & Co.	1,143,824	92,226,529
Western Alliance Bancorporation	23,348	1,810,871
Western Union Co. (The)(c)	213,416	1,717,999
WEX, Inc.(b)(c)	5,995	1,017,232
White Mountains Insurance Group Ltd.(c)	362	647,184
Willis Towers Watson PLC	15,706	4,960,112
Wintrust Financial Corp.	12,818	1,640,448
XP, Inc., Class A (Brazil)	17,299	279,206
Zions Bancorporation N.A.	59,082	3,167,977
		1,595,954,263
Health Care-10.63%
Abbott Laboratories	213,933	26,996,205
AbbVie, Inc.	238,938	45,164,061
Acadia Healthcare Co., Inc.(b)(c)	24,053	523,634
Agilent Technologies, Inc.	32,451	3,725,699
Align Technology, Inc.(b)	9,402	1,212,952
Alnylam Pharmaceuticals, Inc.(b)	1,790	702,110
Amgen, Inc.	95,865	28,289,762
AMN Healthcare Services, Inc.(b)	34,594	634,454
Avantor, Inc.(b)	125,522	1,687,016
Baxter International, Inc.	161,907	3,523,096
Becton, Dickinson and Co.	52,344	9,330,318
Biogen, Inc.(b)	58,030	7,427,840
BioMarin Pharmaceutical, Inc.(b)	22,947	1,327,484
Bio-Rad Laboratories, Inc., Class A(b)(c)	6,238	1,509,284
Boston Scientific Corp.(b)	89,582	9,398,943
Bristol-Myers Squibb Co.	713,358	30,895,535
Bruker Corp.(c)	10,625	408,319
Cardinal Health, Inc.	116,554	18,091,512
Cencora, Inc.	48,326	13,825,102
Centene Corp.(b)	323,216	8,426,241
Charles River Laboratories International, Inc.(b)	8,050	1,365,602
Chemed Corp.	1,047	431,678
Cigna Group (The)	108,748	29,077,040
Cooper Cos., Inc. (The)(b)	23,757	1,679,382
CVS Health Corp.	781,071	48,504,509
Danaher Corp.	65,217	12,858,184
DaVita, Inc.(b)	16,809	2,359,479
DENTSPLY SIRONA, Inc.	85,059	1,217,194
DexCom, Inc.(b)	14,176	1,144,996
Edwards Lifesciences Corp.(b)	52,375	4,153,861
Elanco Animal Health, Inc.(b)(c)	164,789	2,254,314
Elevance Health, Inc.	70,597	19,984,599
Eli Lilly and Co.	23,245	17,202,927
Encompass Health Corp.	14,518	1,598,577
Enovis Corp.(b)(c)	21,324	571,483
Envista Holdings Corp.(b)(c)	68,772	1,299,103
Exact Sciences Corp.(b)	9,451	443,724
Exelixis, Inc.(b)	46,643	1,689,409
Fortrea Holdings, Inc.(b)	57,645	330,882
GE HealthCare Technologies, Inc.	74,664	5,325,036
Gilead Sciences, Inc.	295,276	33,156,542
Globus Medical, Inc., Class A(b)	7,399	389,409
HCA Healthcare, Inc.	34,812	12,323,100
Henry Schein, Inc.(b)(c)	40,599	2,746,522
Hologic, Inc.(b)	46,460	3,104,457
Humana, Inc.	56,459	14,107,410
ICON PLC(b)	4,988	843,920
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	3,373	$1,802,228
Illumina, Inc.(b)	25,157	2,583,875
Incyte Corp.(b)	32,568	2,439,018
Intuitive Surgical, Inc.(b)	10,858	5,223,675
IQVIA Holdings, Inc.(b)	24,474	4,548,738
Jazz Pharmaceuticals PLC(b)(c)	15,685	1,797,972
Johnson & Johnson	482,540	79,493,640
Labcorp Holdings, Inc.	22,636	5,887,171
Masimo Corp.(b)(c)	2,940	452,143
McKesson Corp.	35,652	24,726,088
Medtronic PLC	153,881	13,886,221
Merck & Co., Inc.	472,050	36,876,546
Mettler-Toledo International, Inc.(b)	1,738	2,144,136
Moderna, Inc.(b)(c)	200,424	5,924,533
Molina Healthcare, Inc.(b)	13,110	2,069,676
Neurocrine Biosciences, Inc.(b)	5,168	662,693
Novavax, Inc.(b)(c)	78,407	521,407
Option Care Health, Inc.(b)	25,017	734,249
Organon & Co.(c)	206,339	2,001,488
Owens & Minor, Inc.(b)	64,532	447,207
Perrigo Co. PLC	31,359	836,345
Pfizer, Inc.	2,540,987	59,179,587
Premier, Inc., Class A(c)	48,054	1,032,200
Quest Diagnostics, Inc.	28,262	4,731,341
QuidelOrtho Corp.(b)(c)	38,456	885,257
Regeneron Pharmaceuticals, Inc.	16,946	9,243,365
ResMed, Inc.	10,730	2,917,916
Revvity, Inc.(c)	23,788	2,090,965
Royalty Pharma PLC, Class A	47,344	1,742,259
Sarepta Therapeutics, Inc.(b)(c)	8,798	144,463
Select Medical Holdings Corp.	20,445	302,382
Solventum Corp.(b)	62,635	4,469,634
STERIS PLC	10,957	2,481,651
Stryker Corp.	25,337	9,950,600
Teladoc Health, Inc.(b)(c)	49,405	356,210
Teleflex, Inc.	9,143	1,092,589
Tenet Healthcare Corp.(b)	36,316	5,857,045
Thermo Fisher Scientific, Inc.	42,175	19,724,404
United Therapeutics Corp.(b)	7,059	1,939,107
UnitedHealth Group, Inc.	161,036	40,188,144
Universal Health Services, Inc., Class B	21,777	3,624,782
Veeva Systems, Inc., Class A(b)	6,150	1,747,830
Vertex Pharmaceuticals, Inc.(b)	17,284	7,896,541
Viatris, Inc.	691,843	6,046,708
Waters Corp.(b)	5,632	1,626,296
West Pharmaceutical Services, Inc.	6,009	1,437,713
Zimmer Biomet Holdings, Inc.	41,901	3,840,227
Zoetis, Inc.	30,752	4,483,334
		827,354,505
Industrials-10.04%
3M Co.	173,735	25,924,737
A.O. Smith Corp.	21,091	1,493,032
ABM Industries, Inc.	29,465	1,359,220
Acuity, Inc.	5,861	1,824,822
Advanced Drainage Systems, Inc.	5,024	576,504
AECOM	30,085	3,391,783
AerCap Holdings N.V. (Ireland)	35,899	3,850,168
AGCO Corp.	26,421	3,116,885
Air Lease Corp., Class A	39,303	2,177,386
Alaska Air Group, Inc.(b)	14,123	747,954
Alight, Inc., Class A(c)	140,069	750,770
Allegion PLC	4,582	760,245
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Allison Transmission Holdings, Inc.	18,181	$1,637,563
Amentum Holdings, Inc.(b)	12,942	323,162
American Airlines Group, Inc.(b)(c)	43,299	497,506
AMETEK, Inc.	19,355	3,577,772
API Group Corp.(b)(c)	41,120	1,483,198
Applied Industrial Technologies, Inc.	4,624	1,255,416
ArcBest Corp.	9,501	694,808
Arcosa, Inc.	5,430	466,328
Atkore, Inc.(c)	12,033	926,782
Automatic Data Processing, Inc.	34,484	10,672,798
Avis Budget Group, Inc.(b)(c)	20,935	3,563,974
BlueLinx Holdings, Inc.(b)(c)	3,209	235,123
Boeing Co. (The)(b)	46,703	10,360,594
Boise Cascade Co.	16,598	1,391,078
Booz Allen Hamilton Holding Corp.	15,595	1,673,811
Brink’s Co. (The)	5,839	509,978
Broadridge Financial Solutions, Inc.	9,610	2,378,571
Builders FirstSource, Inc.(b)	36,909	4,692,241
BWX Technologies, Inc.	8,630	1,311,156
C.H. Robinson Worldwide, Inc.	47,997	5,535,014
CACI International, Inc., Class A(b)(c)	5,076	2,337,853
Carlisle Cos., Inc.(c)	6,767	2,400,323
Carrier Global Corp.	106,250	7,290,875
Caterpillar, Inc.	72,530	31,769,591
Chart Industries, Inc.(b)	3,339	663,893
Cintas Corp.	21,230	4,724,736
Clarivate PLC(b)(c)	47,557	183,094
Clean Harbors, Inc.(b)	6,096	1,437,498
CNH Industrial N.V.(c)	344,620	4,466,275
Comfort Systems USA, Inc.	1,125	791,212
Concentrix Corp.(c)	20,672	1,074,324
Copart, Inc.(b)	36,349	1,647,700
Core & Main, Inc., Class A(b)	21,431	1,363,869
CoreCivic, Inc.(b)	52,525	1,052,601
Crane Co.	7,007	1,371,760
CSX Corp.	386,738	13,744,669
Cummins, Inc.	31,345	11,523,049
Curtiss-Wright Corp.	4,103	2,011,373
Deere & Co.	43,192	22,648,589
Delta Air Lines, Inc.	39,282	2,090,195
Donaldson Co., Inc.	19,451	1,399,888
Dover Corp.	19,873	3,599,795
Dycom Industries, Inc.(b)	6,306	1,695,116
Eaton Corp. PLC	38,114	14,663,218
EMCOR Group, Inc.	6,544	4,106,295
Emerson Electric Co.	95,213	13,854,444
EnerSys	10,395	960,186
Equifax, Inc.	8,802	2,114,504
ESAB Corp.	8,165	1,095,498
Everus Construction Group, Inc.(b)(c)	9,222	684,826
Expeditors International of Washington, Inc.	36,253	4,214,049
Fastenal Co.	113,981	5,257,944
FedEx Corp.	80,686	18,032,514
Ferguson Enterprises, Inc.	19,512	4,357,615
Flowserve Corp.	25,741	1,442,526
Fluor Corp.(b)	40,027	2,272,333
Fortive Corp.	42,047	2,015,313
Fortune Brands Innovations, Inc.(c)	29,799	1,625,237
FTI Consulting, Inc.(b)	6,182	1,028,376
Gates Industrial Corp. PLC(b)	30,890	766,072
GATX Corp.(c)	7,407	1,130,975
	Shares	Value
Industrials-(continued)
GE Vernova, Inc.	17,519	$11,567,621
Generac Holdings, Inc.(b)	11,180	2,176,634
General Dynamics Corp.	49,391	15,390,730
General Electric Co.	78,792	21,358,935
Genpact Ltd.	34,634	1,525,628
GEO Group, Inc. (The)(b)(c)	45,627	1,182,652
GMS, Inc.(b)	12,878	1,411,944
Grab Holdings Ltd., Class A (Singapore)(b)	148,857	727,911
Graco, Inc.	15,285	1,283,634
GXO Logistics, Inc.(b)(c)	37,337	1,856,022
HEICO Corp.(c)	4,599	1,502,953
Herc Holdings, Inc.(c)	6,657	777,604
Hertz Global Holdings, Inc.(b)(c)	216,747	1,389,348
Hexcel Corp.	8,017	480,298
Hillenbrand, Inc.	14,671	303,836
Honeywell International, Inc.	108,228	24,064,496
Howmet Aerospace, Inc.	25,600	4,602,112
Hub Group, Inc., Class A	29,452	1,031,409
Hubbell, Inc.	5,727	2,505,448
Huntington Ingalls Industries, Inc.	11,476	3,200,197
IDEX Corp.	9,096	1,487,287
Illinois Tool Works, Inc.	36,077	9,234,630
Ingersoll Rand, Inc.	33,329	2,820,633
Insperity, Inc.	4,603	274,247
ITT, Inc.	10,097	1,716,086
J.B. Hunt Transport Services, Inc.	15,772	2,271,957
Jacobs Solutions, Inc.	26,576	3,770,337
JELD-WEN Holding, Inc.(b)(c)	72,002	324,009
JetBlue Airways Corp.(b)(c)	90,022	399,698
Johnson Controls International PLC	134,484	14,120,820
KBR, Inc.	25,835	1,207,528
Kelly Services, Inc., Class A	11,919	146,008
Kennametal, Inc.	37,716	933,848
Kirby Corp.(b)(c)	11,930	1,137,048
Knight-Swift Transportation Holdings, Inc.	55,099	2,341,707
Korn Ferry(c)	7,877	558,243
L3Harris Technologies, Inc.	50,379	13,845,157
Landstar System, Inc.	9,164	1,222,203
Leidos Holdings, Inc.	27,364	4,368,663
Lennox International, Inc.	2,398	1,460,382
Lincoln Electric Holdings, Inc.	6,588	1,604,178
Lockheed Martin Corp.	53,834	22,663,037
Lyft, Inc., Class A(b)	40,017	562,639
ManpowerGroup, Inc.	46,438	1,915,567
Masco Corp.	36,556	2,490,560
MasTec, Inc.(b)	17,540	3,318,743
MasterBrand, Inc.(b)	57,798	637,512
Matson, Inc.	7,048	752,585
Maximus, Inc.	15,958	1,178,658
Middleby Corp. (The)(b)(c)	9,798	1,422,670
MillerKnoll, Inc.	34,662	657,885
Moog, Inc., Class A	2,824	546,670
MSC Industrial Direct Co., Inc., Class A	15,073	1,305,623
Mueller Industries, Inc.	19,443	1,659,849
Nordson Corp.	6,158	1,319,105
Norfolk Southern Corp.	45,835	12,742,130
Northrop Grumman Corp.	29,147	16,806,452
nVent Electric PLC	23,108	1,812,129
Old Dominion Freight Line, Inc.	15,345	2,290,241
Oshkosh Corp.	22,209	2,810,105
Otis Worldwide Corp.	38,866	3,330,428
Owens Corning	23,648	3,297,241
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
PACCAR, Inc.	101,055	$9,980,192
Parker-Hannifin Corp.	10,851	7,941,847
Paychex, Inc.	33,124	4,780,787
Pentair PLC	20,764	2,122,081
Quanta Services, Inc.	13,141	5,336,954
Regal Rexnord Corp.	15,893	2,429,722
Republic Services, Inc.	19,591	4,518,664
Resideo Technologies, Inc.(b)	59,745	1,631,038
Robert Half, Inc.	35,887	1,324,589
Rockwell Automation, Inc.	13,255	4,661,916
Rollins, Inc.	8,583	491,548
RTX Corp.	281,730	44,392,196
Rush Enterprises, Inc., Class A(c)	22,427	1,214,198
RXO, Inc.(b)(c)	19,495	301,198
Ryder System, Inc.	24,564	4,365,268
Saia, Inc.(b)(c)	2,415	729,910
Science Applications International Corp.	14,396	1,604,866
Sensata Technologies Holding PLC	55,254	1,699,613
Simpson Manufacturing Co., Inc.(c)	3,257	584,404
SiteOne Landscape Supply, Inc.(b)(c)	6,397	881,699
SkyWest, Inc.(b)	4,909	569,248
Snap-on, Inc.	9,749	3,131,281
Southwest Airlines Co.(c)	39,596	1,224,704
SS&C Technologies Holdings, Inc.	37,990	3,247,385
Stanley Black & Decker, Inc.	67,760	4,583,964
Sunrun, Inc.(b)(c)	90,138	924,816
Terex Corp.	22,014	1,119,632
Tetra Tech, Inc.	16,432	603,712
Textron, Inc.	46,864	3,644,613
Timken Co. (The)	17,524	1,333,401
Toro Co. (The)	17,370	1,289,722
Trane Technologies PLC	9,299	4,073,706
TransDigm Group, Inc.	3,362	5,407,643
TransUnion	19,813	1,885,999
TriNet Group, Inc.	5,914	401,028
Trinity Industries, Inc.	18,685	435,361
Uber Technologies, Inc.(b)	65,780	5,772,195
UFP Industries, Inc.	17,958	1,759,884
U-Haul Holding Co., Series N(c)	23,662	1,230,424
Union Pacific Corp.	92,433	20,517,353
United Airlines Holdings, Inc.(b)	31,944	2,820,975
United Parcel Service, Inc., Class B	190,288	16,395,214
United Rentals, Inc.	9,262	8,177,790
Valmont Industries, Inc.	3,989	1,451,797
Veralto Corp.	17,620	1,847,105
Verisk Analytics, Inc.	8,382	2,336,147
Vertiv Holdings Co., Class A	11,392	1,658,675
Vestis Corp.(c)	24,513	148,549
W.W. Grainger, Inc.	4,324	4,494,971
Wabtec Corp.	24,357	4,677,762
Waste Management, Inc.	41,449	9,498,453
Watsco, Inc.(c)	4,633	2,088,927
Werner Enterprises, Inc.(c)	33,423	926,486
WESCO International, Inc.	19,299	3,994,121
WillScot Holdings Corp.(c)	32,642	958,043
Woodward, Inc.	7,097	1,824,497
XPO, Inc.(b)(c)	9,345	1,124,110
Xylem, Inc.	22,510	3,255,396
ZIM Integrated Shipping Services Ltd. (Israel)(c)	163,208	2,586,847
		781,589,118
	Shares	Value
Information Technology-15.30%
Accenture PLC, Class A (Ireland)	63,919	$17,072,765
Adobe, Inc.(b)	31,624	11,311,589
Advanced Micro Devices, Inc.(b)	124,349	21,923,972
Akamai Technologies, Inc.(b)	27,420	2,092,420
Amdocs Ltd.	29,650	2,530,924
Amkor Technology, Inc.	39,146	883,134
Amphenol Corp., Class A	78,674	8,379,568
Analog Devices, Inc.	67,831	15,236,878
Apple, Inc.	1,088,900	226,022,973
Applied Materials, Inc.	87,521	15,759,031
Arista Networks, Inc.(b)	29,018	3,575,598
Arrow Electronics, Inc.(b)(c)	45,474	5,274,984
ASGN, Inc.(b)(c)	17,953	900,163
Autodesk, Inc.(b)	8,917	2,702,832
Avnet, Inc.	54,054	2,861,619
Broadcom, Inc.	197,415	57,980,786
Cadence Design Systems, Inc.(b)	9,490	3,459,769
CDW Corp.	18,656	3,253,233
Check Point Software Technologies Ltd. (Israel)(b)	3,993	743,497
Ciena Corp.(b)(c)	28,148	2,613,260
Cirrus Logic, Inc.(b)	7,306	735,787
Cisco Systems, Inc.	851,550	57,973,524
Cognex Corp.(c)	28,361	1,156,278
Cognizant Technology Solutions Corp., Class A	117,431	8,426,849
Coherent Corp.(b)	23,780	2,558,728
CommScope Holding Co., Inc.(b)	116,205	952,881
Corning, Inc.	181,246	11,461,997
CrowdStrike Holdings, Inc., Class A(b)	1,055	479,571
Datadog, Inc., Class A(b)	3,801	532,064
Dell Technologies, Inc., Class C	21,905	2,906,574
Diodes, Inc.(b)(c)	15,974	788,636
Dolby Laboratories, Inc., Class A	7,561	569,646
Dropbox, Inc., Class A(b)(c)	26,130	709,952
DXC Technology Co.(b)	120,481	1,639,746
Enphase Energy, Inc.(b)	8,525	275,869
Entegris, Inc.	12,425	974,866
EPAM Systems, Inc.(b)	6,306	994,519
F5, Inc.(b)	7,497	2,349,710
Fair Isaac Corp.(b)	347	498,542
First Solar, Inc.(b)	11,782	2,058,669
Flex Ltd.(b)(c)	115,972	5,783,524
Fortinet, Inc.(b)	19,568	1,954,843
Gartner, Inc.(b)	4,073	1,379,321
Gen Digital, Inc.	132,492	3,907,189
GoDaddy, Inc., Class A(b)	11,388	1,840,073
Hewlett Packard Enterprise Co.	705,349	14,593,671
HP, Inc.	421,831	10,461,409
Insight Enterprises, Inc.(b)(c)	9,132	1,082,873
Intel Corp.	2,271,184	44,969,443
International Business Machines Corp.	160,773	40,699,685
Intuit, Inc.	14,008	10,998,101
Jabil, Inc.	27,366	6,107,270
Keysight Technologies, Inc.(b)	19,670	3,224,110
KLA Corp.	8,885	7,810,182
Kyndryl Holdings, Inc.(b)	110,792	4,184,614
Lam Research Corp.	128,060	12,145,210
Littelfuse, Inc.(c)	4,586	1,180,115
Lumentum Holdings, Inc.(b)(c)	18,306	2,015,124
Marvell Technology, Inc.	63,206	5,079,866
Microchip Technology, Inc.	85,955	5,809,698
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Micron Technology, Inc.	248,494	$27,120,635
Microsoft Corp.	413,627	220,670,004
MKS, Inc.	14,016	1,334,043
Monolithic Power Systems, Inc.	954	678,523
Motorola Solutions, Inc.	10,500	4,609,290
NCR Voyix Corp.(b)(c)	37,772	514,455
NetApp, Inc.	39,177	4,079,501
NetScout Systems, Inc.(b)	15,568	333,467
NVIDIA Corp.	196,136	34,886,710
NXP Semiconductors N.V. (Netherlands)	13,361	2,856,181
Okta, Inc.(b)	12,781	1,249,982
ON Semiconductor Corp.(b)	68,262	3,847,246
Oracle Corp.	157,577	39,988,315
Palantir Technologies, Inc., Class A(b)	4,814	762,297
Palo Alto Networks, Inc.(b)	8,224	1,427,686
Plexus Corp.(b)	8,280	1,055,700
PTC, Inc.(b)	6,296	1,352,444
Pure Storage, Inc., Class A(b)	9,345	556,214
Qorvo, Inc.(b)	35,431	2,962,032
QUALCOMM, Inc.	170,903	25,081,724
Ralliant Corp.(b)	13,960	638,251
Roper Technologies, Inc.	9,085	5,000,384
Salesforce, Inc.	64,969	16,783,442
Sandisk Corp.(b)	30,488	1,308,545
Sanmina Corp.(b)	26,151	3,034,562
Seagate Technology Holdings PLC	58,389	9,167,657
ServiceNow, Inc.(b)	3,342	3,151,907
Silicon Laboratories, Inc.(b)	4,468	588,748
Skyworks Solutions, Inc.	46,062	3,157,089
Snowflake, Inc., Class A(b)	6,585	1,471,748
SolarEdge Technologies, Inc.(b)(c)	5,106	131,020
Super Micro Computer, Inc.(b)	22,207	1,309,547
Synaptics, Inc.(b)(c)	6,934	434,762
Synopsys, Inc.(b)	8,795	5,571,369
TD SYNNEX Corp.	28,704	4,144,571
TE Connectivity PLC (Switzerland)	51,573	10,611,145
Teledyne Technologies, Inc.(b)	6,267	3,453,242
Teradata Corp.(b)	24,888	520,906
Teradyne, Inc.	24,076	2,586,485
Texas Instruments, Inc.	127,312	23,051,111
Trimble, Inc.(b)	32,670	2,740,686
TTM Technologies, Inc.(b)	26,442	1,249,385
Twilio, Inc., Class A(b)	29,284	3,777,636
Tyler Technologies, Inc.(b)	1,988	1,162,105
Unity Software, Inc.(b)(c)	31,016	1,034,694
VeriSign, Inc.	2,331	626,736
Viasat, Inc.(b)(c)	101,937	1,674,825
Vishay Intertechnology, Inc.(c)	65,654	1,076,069
Vontier Corp.	27,819	1,153,654
Western Digital Corp.	122,664	9,652,430
Workday, Inc., Class A(b)	8,721	2,000,423
Xerox Holdings Corp.(c)	190,901	773,149
Zebra Technologies Corp., Class A(b)	8,383	2,842,005
Zoom Communications, Inc., Class A(b)	27,384	2,027,785
		1,191,124,246
Materials-3.20%
Air Products and Chemicals, Inc.	33,849	9,744,450
Albemarle Corp.(c)	35,548	2,411,932
Alcoa Corp.(c)	117,908	3,533,703
Alpha Metallurgical Resources, Inc.(b)(c)	5,973	705,232
Amcor PLC	558,026	5,217,543
AptarGroup, Inc.	9,376	1,473,345
	Shares	Value
Materials-(continued)
Ashland, Inc.	20,871	$1,076,109
ATI, Inc.(b)	9,124	702,001
Avery Dennison Corp.	13,107	2,198,961
Avient Corp.(c)	27,753	876,162
Axalta Coating Systems Ltd.(b)(c)	44,472	1,259,447
Ball Corp.	66,049	3,781,966
Cabot Corp.	12,608	910,045
Celanese Corp.	49,385	2,579,379
CF Industries Holdings, Inc.	54,444	5,054,036
Chemours Co. (The)(c)	94,270	1,129,355
Cleveland-Cliffs, Inc.(b)(c)	320,934	3,376,226
Commercial Metals Co.	42,162	2,186,521
Constellium SE(b)	35,045	480,467
Corteva, Inc.	147,085	10,609,241
CRH PLC	62,041	5,921,813
Crown Holdings, Inc.	28,954	2,876,869
Dow, Inc.	423,674	9,867,367
DuPont de Nemours, Inc.	185,474	13,335,581
Eagle Materials, Inc.	3,170	710,999
Eastman Chemical Co.	51,876	3,766,716
Ecolab, Inc.	22,064	5,775,473
Element Solutions, Inc.(c)	41,606	981,902
FMC Corp.	63,918	2,495,359
Freeport-McMoRan, Inc.	244,793	9,850,470
Graphic Packaging Holding Co.(c)	84,817	1,896,508
Greif, Inc., Class A	7,382	468,240
H.B. Fuller Co.	14,433	811,135
Huntsman Corp.	149,306	1,448,268
International Flavors & Fragrances, Inc.	72,304	5,135,753
International Paper Co.	176,582	8,253,443
Knife River Corp.(b)	6,463	533,068
Linde PLC	47,964	22,075,911
Louisiana-Pacific Corp.	14,445	1,305,972
LyondellBasell Industries N.V., Class A	143,665	8,322,513
Martin Marietta Materials, Inc.	5,968	3,430,884
Mosaic Co. (The)	204,782	7,374,200
NewMarket Corp.	841	577,767
Newmont Corp.	260,976	16,206,610
Nucor Corp.	96,766	13,844,312
O-I Glass, Inc.(b)(c)	93,783	1,220,117
Olin Corp.(c)	82,189	1,556,660
Packaging Corp. of America	19,054	3,691,712
PPG Industries, Inc.	46,096	4,863,128
Reliance, Inc.	16,332	4,738,403
Royal Gold, Inc.	6,931	1,049,492
RPM International, Inc.	18,979	2,228,324
Scotts Miracle-Gro Co. (The)	8,371	524,527
Sealed Air Corp.	37,270	1,090,893
Sherwin-Williams Co. (The)	15,277	5,054,854
Silgan Holdings, Inc.	22,544	1,048,972
Sonoco Products Co.	39,429	1,777,065
Southern Copper Corp. (Mexico)(c)	13,055	1,229,259
Steel Dynamics, Inc.	49,426	6,304,781
Sylvamo Corp.	15,349	707,128
Tronox Holdings PLC, Class A(c)	98,323	313,650
Vulcan Materials Co.	11,960	3,285,053
Warrior Met Coal, Inc.(c)	20,073	1,031,351
Westlake Corp.(c)	10,792	855,806
		249,144,429
Real Estate-2.83%
Agree Realty Corp.	15,594	1,118,090
Alexandria Real Estate Equities, Inc.	50,867	3,887,765
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
American Homes 4 Rent, Class A	45,149	$1,566,219
American Tower Corp.	49,977	10,414,707
Americold Realty Trust, Inc.	69,209	1,112,881
Anywhere Real Estate, Inc.(b)(c)	89,855	415,130
Apple Hospitality REIT, Inc.	76,839	902,858
AvalonBay Communities, Inc.	23,994	4,469,602
Brandywine Realty Trust(c)	104,605	418,420
Brixmor Property Group, Inc.	67,371	1,760,404
BXP, Inc.	51,793	3,388,816
Camden Property Trust	20,055	2,190,006
CBRE Group, Inc., Class A(b)	62,309	9,704,004
COPT Defense Properties	19,013	518,675
CoStar Group, Inc.(b)	24,647	2,346,148
Cousins Properties, Inc.	54,059	1,464,999
Crown Castle, Inc.	81,793	8,595,626
CubeSmart	31,441	1,223,369
Cushman & Wakefield PLC(b)	107,751	1,313,485
DiamondRock Hospitality Co.	46,091	355,823
Digital Realty Trust, Inc.	49,010	8,647,324
Douglas Emmett, Inc.(c)	77,723	1,178,281
EastGroup Properties, Inc.	4,823	787,307
EPR Properties	23,249	1,279,625
Equinix, Inc., REIT	7,466	5,862,079
Equity LifeStyle Properties, Inc.	18,629	1,116,250
Equity Residential	76,358	4,825,826
Essex Property Trust, Inc.	10,329	2,687,399
Extra Space Storage, Inc.	20,864	2,803,287
Federal Realty Investment Trust	15,671	1,444,239
First Industrial Realty Trust, Inc.	17,424	848,897
Gaming and Leisure Properties, Inc.	41,521	1,892,527
Healthcare Realty Trust, Inc.(c)	133,441	2,049,654
Healthpeak Properties, Inc.	199,046	3,371,839
Highwoods Properties, Inc.(c)	46,178	1,339,624
Host Hotels & Resorts, Inc.	176,793	2,779,186
Hudson Pacific Properties, Inc.(c)	181,446	444,543
Independence Realty Trust, Inc.(c)	27,130	454,970
Invitation Homes, Inc.	95,918	2,939,887
Iron Mountain, Inc.	41,684	4,058,354
JBG SMITH Properties, (Acquired 03/20/2020 - 06/24/2025; Cost $1,208,674)(f)	54,525	1,154,840
Jones Lang LaSalle, Inc.(b)	16,690	4,512,308
Kilroy Realty Corp.(c)	50,085	1,846,133
Kimco Realty Corp.	139,026	2,951,522
Kite Realty Group Trust(c)	45,679	1,004,024
Lamar Advertising Co., Class A(c)	13,720	1,677,270
LXP Industrial Trust(c)	45,732	354,880
Macerich Co. (The)(c)	75,533	1,262,156
Medical Properties Trust, Inc.(c)	589,278	2,427,825
Mid-America Apartment Communities, Inc.	20,642	2,940,040
Millrose Properties, Inc.	14,520	435,455
NNN REIT, Inc.	35,186	1,451,774
Omega Healthcare Investors, Inc.	48,929	1,903,338
Opendoor Technologies, Inc.(b)(c)	167,179	307,609
Outfront Media, Inc.(c)	31,644	554,719
Park Hotels & Resorts, Inc.(c)	130,013	1,385,939
Phillips Edison & Co., Inc.	11,681	394,701
PotlatchDeltic Corp.	27,741	1,134,330
Prologis, Inc., REIT	111,920	11,950,818
Public Storage	15,023	4,085,355
Rayonier, Inc.(c)	34,237	798,065
	Shares	Value
Real Estate-(continued)
Realty Income Corp., REIT	128,342	$7,203,837
Regency Centers Corp.	35,094	2,505,712
Rexford Industrial Realty, Inc.(c)	33,940	1,239,828
RLJ Lodging Trust(c)	38,355	283,827
Sabra Health Care REIT, Inc.(c)	75,008	1,352,394
SBA Communications Corp., Class A	8,388	1,884,951
Simon Property Group, Inc.	41,123	6,735,536
SL Green Realty Corp.	32,144	1,840,244
STAG Industrial, Inc.	30,728	1,054,892
Sun Communities, Inc.	21,451	2,660,568
UDR, Inc.	55,804	2,192,539
Uniti Group, Inc.(b)(c)	79,604	423,493
Ventas, Inc.	100,808	6,772,281
VICI Properties, Inc.	173,587	5,658,936
Vornado Realty Trust(c)	74,329	2,855,720
W.P. Carey, Inc.	47,499	3,047,536
Welltower, Inc., REIT	72,735	12,006,366
Weyerhaeuser Co.	234,486	5,873,874
Zillow Group, Inc., Class C(b)	22,681	1,804,274
		219,908,034
Utilities-4.36%
AES Corp. (The)	294,134	3,867,862
ALLETE, Inc.	18,418	1,214,298
Alliant Energy Corp.	58,762	3,820,118
Ameren Corp.	63,989	6,471,208
American Electric Power Co., Inc.	140,055	15,845,823
American Water Works Co., Inc.	28,833	4,043,540
Atmos Energy Corp.	26,709	4,164,467
Avista Corp.	28,851	1,076,142
Black Hills Corp.	25,348	1,464,607
CenterPoint Energy, Inc.(c)	155,941	6,053,630
CMS Energy Corp.	67,982	5,017,072
Consolidated Edison, Inc.	105,103	10,878,160
Constellation Energy Corp.	32,335	11,247,406
Dominion Energy, Inc.	301,296	17,610,751
DTE Energy Co.	50,714	7,019,325
Duke Energy Corp.	232,004	28,220,967
Edison International	136,824	7,131,267
Entergy Corp.	119,774	10,831,163
Essential Utilities, Inc.	52,472	1,930,970
Evergy, Inc.	81,681	5,783,015
Eversource Energy	115,649	7,644,399
Exelon Corp.	329,213	14,794,832
FirstEnergy Corp.	163,398	6,978,729
Hawaiian Electric Industries, Inc.(b)(c)	109,445	1,173,250
IDACORP, Inc.(c)	12,151	1,522,885
MDU Resources Group, Inc.	35,189	607,010
National Fuel Gas Co.	25,150	2,182,768
New Jersey Resources Corp.	24,556	1,127,366
NextEra Energy, Inc.	338,785	24,074,062
NiSource, Inc.	107,983	4,583,878
NorthWestern Energy Group, Inc.	21,823	1,171,895
NRG Energy, Inc.	58,982	9,861,790
OGE Energy Corp.	63,221	2,871,498
ONE Gas, Inc.(c)	17,712	1,287,662
PG&E Corp.	447,384	6,272,324
Pinnacle West Capital Corp.	40,027	3,627,247
Portland General Electric Co.	36,495	1,500,674
PPL Corp.	248,998	8,886,739
Public Service Enterprise Group, Inc.	112,967	10,143,307
Sempra	146,462	11,963,016
Southern Co. (The)	257,292	24,308,948
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1000 ETF (PRF)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Utilities-(continued)
Southwest Gas Holdings, Inc.	21,288	$1,663,444
Spire, Inc.	18,177	1,353,641
TXNM Energy, Inc.	26,164	1,485,854
UGI Corp.	115,147	4,166,018
Vistra Corp.	58,492	12,197,922
WEC Energy Group, Inc.	71,451	7,793,875
Xcel Energy, Inc.	137,518	10,099,322
		339,036,146
Total Common Stocks & Other Equity Interests (Cost $5,915,171,222)		7,777,226,549
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(g) (Cost $3,057,811)	3,057,811	3,057,811
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $5,918,229,033)		7,780,284,360
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.55%
Invesco Private Government Fund, 4.32%(e)(g)(h)	54,925,864	$54,925,864
Invesco Private Prime Fund, 4.46%(e)(g)(h)	143,697,197	143,725,936
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,651,800)		198,651,800
TOTAL INVESTMENTS IN SECURITIES-102.51% (Cost $6,116,880,833)		7,978,936,160
OTHER ASSETS LESS LIABILITIES-(2.51)%		(195,688,570)
NET ASSETS-100.00%		$7,783,247,590

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Ltd.	$3,221,382	$146,199	$(361,425)	$1,779,365	$(208,408)	$4,577,113	$48,546
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,764,003	44,721,142	(44,427,334)	-	-	3,057,811	56,701
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,639,972	77,521,979	(83,236,087)	-	-	54,925,864	612,023 *
Invesco Private Prime Fund	156,221,551	158,688,338	(171,184,066)	11,875	(11,762)	143,725,936	1,645,980 *
Total	$222,846,908	$281,077,658	$(299,208,912)	$1,791,240	$(220,170)	$206,286,724	$2,363,250

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.
(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communication Services-3.84%
Advantage Solutions, Inc.(b)(c)	144,535	$198,013
AMC Entertainment Holdings, Inc.(b)(c)	395,746	1,147,665
AMC Networks, Inc., Class A(b)(c)	184,853	1,107,270
Angi, Inc.(b)(c)	13,186	213,877
Atlanta Braves Holdings, Inc., Series C(b)(c)	21,111	940,706
ATN International, Inc.(c)	18,827	322,883
Bandwidth, Inc., Class A(b)(c)	43,614	606,671
Boston Omaha Corp., Class A(b)(c)	14,013	188,475
Bumble, Inc., Class A(b)(c)	180,174	1,401,754
Cable One, Inc.(c)	9,998	1,279,544
Cardlytics, Inc.(b)(c)	98,897	201,750
CarGurus, Inc.(b)(c)	92,965	3,051,111
Cars.com, Inc.(b)(c)	72,089	927,785
Cinemark Holdings, Inc.(c)	145,475	3,908,913
Clear Channel Outdoor Holdings, Inc.(b)	920,746	975,991
Cogent Communications Holdings, Inc.(c)	48,761	2,223,014
DHI Group, Inc.(b)	14,987	39,865
E.W. Scripps Co. (The), Class A(b)	188,000	562,120
EchoStar Corp., Class A(b)(c)	138,657	4,518,832
Entravision Communications Corp., Class A(c)	86,017	190,098
Eventbrite, Inc., Class A(b)(c)	77,554	189,232
EverQuote, Inc., Class A(b)	13,446	330,637
fuboTV, Inc.(b)(c)	353,708	1,407,758
Gannett Co., Inc.(b)(c)	357,703	1,362,848
Getty Images Holdings, Inc.(b)(c)	104,404	184,795
Gogo, Inc.(b)(c)	48,800	773,968
Gray Media, Inc.(c)	104,184	469,870
IDT Corp., Class B	18,026	1,061,912
iHeartMedia, Inc., Class A(b)(c)	356,692	667,014
IHS Holding Ltd. (Nigeria)(b)	79,338	515,697
IMAX Corp.(b)(c)	21,222	547,315
Integral Ad Science Holding Corp.(b)(c)	81,497	668,275
Iridium Communications, Inc.(c)	137,059	3,352,463
John Wiley & Sons, Inc., Class A	75,078	2,898,011
Liberty Latin America Ltd., Class C(b)	300,581	2,146,148
Lionsgate Studios Corp.(b)	147,531	873,384
Live Nation Entertainment, Inc.(b)	6,116	903,333
Madison Square Garden Entertainment Corp.(b)(c)	6,499	245,597
Madison Square Garden Sports Corp., Class A(b)	2,891	584,271
Magnite, Inc.(b)(c)	110,321	2,538,486
Marcus Corp. (The)(c)	43,035	704,483
National CineMedia, Inc.(c)	145,339	699,081
New York Times Co. (The), Class A	46,917	2,434,523
Nextdoor Holdings, Inc.(b)	214,381	375,167
Pinterest, Inc., Class A(b)	60,582	2,338,465
Playstudios, Inc.(b)	83,737	96,298
PubMatic, Inc., Class A(b)	44,430	533,604
QuinStreet, Inc.(b)	64,122	1,052,242
Reddit, Inc., Class A(b)(c)	4,724	758,627
Roblox Corp., Class A(b)	45,540	6,274,957
Roku, Inc., Class A(b)	26,391	2,484,977
Scholastic Corp.(c)	55,238	1,362,722
Shenandoah Telecommunications Co.(c)	52,772	774,693
Shutterstock, Inc.	53,795	1,030,712
Sinclair, Inc.(c)	140,620	2,033,365
Sirius XM Holdings, Inc.	35,617	752,231
Skillz, Inc.(b)(c)	25,715	178,205
	Shares	Value
Communication Services-(continued)
Sphere Entertainment Co.(b)(c)	42,786	$1,841,937
Spok Holdings, Inc.	22,150	406,231
Stagwell, Inc.(b)(c)	95,158	545,255
Starz Entertainment Corp.(b)(c)	8,710	126,731
Taboola.com Ltd. (Israel)(b)	123,433	396,220
Thryv Holdings, Inc.(b)(c)	87,184	1,147,342
TKO Group Holdings, Inc.	16,536	2,778,213
Trade Desk, Inc. (The), Class A(b)	19,003	1,652,501
TripAdvisor, Inc.(b)(c)	169,765	2,969,190
TrueCar, Inc.(b)	67,876	124,213
United States Cellular Corp.(b)(c)	13,228	964,718
Vimeo, Inc.(b)(c)	239,114	906,242
Warner Music Group Corp., Class A	33,939	993,055
WEBTOON Entertainment, Inc. (South Korea)(b)(c)	23,184	232,767
WideOpenWest, Inc.(b)	198,052	667,435
Yelp, Inc.(b)(c)	24,075	828,902
Ziff Davis, Inc.(b)(c)	30,370	945,114
ZipRecruiter, Inc., Class A(b)(c)	75,565	317,373
ZoomInfo Technologies, Inc., Class A(b)(c)	317,725	3,440,962
		90,896,104
Consumer Discretionary-13.14%
1-800-Flowers.com, Inc., Class A(b)(c)	102,075	603,263
Abercrombie & Fitch Co., Class A(b)	16,448	1,579,337
Accel Entertainment, Inc.(b)	54,000	694,440
Acushnet Holdings Corp.(c)	38,799	3,089,176
ADT, Inc.	300,637	2,510,319
Adtalem Global Education, Inc.(b)	65,647	7,501,483
Afya Ltd., Class A (Brazil)	12,334	168,976
Allbirds, Inc., Class A(b)(c)	8,393	84,601
A-Mark Precious Metals, Inc.(c)	96,954	2,063,181
American Axle & Manufacturing Holdings, Inc.(b)(c)	187,414	833,992
American Outdoor Brands, Inc.(b)(c)	5,362	50,456
American Public Education, Inc.(b)(c)	33,937	1,001,820
America’s Car-Mart, Inc.(b)(c)	15,078	679,113
Arcos Dorados Holdings, Inc., Class A (Brazil)(c)	82,380	547,827
Arhaus, Inc.(b)(c)	26,932	235,924
Arko Corp.(c)	99,394	414,473
BARK, Inc.(b)	197,292	169,947
Barnes & Noble Education, Inc.(b)(c)	38,022	335,734
Bassett Furniture Industries, Inc.	1,747	27,638
Beazer Homes USA, Inc.(b)	83,181	1,954,754
Betterware de Mexico SAPI de CV (Mexico)	10,537	138,562
Big 5 Sporting Goods Corp.(b)(c)	82,844	116,810
Biglari Holdings, Inc., Class B(b)(c)	492	151,693
Birkenstock Holding PLC (Germany)(b)(c)	9,854	493,587
BJ’s Restaurants, Inc.(b)	36,728	1,301,273
Bloomin’ Brands, Inc.(c)	275,695	2,511,581
Boot Barn Holdings, Inc.(b)(c)	28,085	4,827,812
Bright Horizons Family Solutions, Inc.(b)	35,225	3,983,948
Brinker International, Inc.(b)	49,373	7,781,185
Buckle, Inc. (The)	79,534	3,926,594
Build-A-Bear Workshop, Inc.(c)	22,437	1,137,780
Caleres, Inc.(c)	94,902	1,303,004
Camping World Holdings, Inc., Class A(c)	91,637	1,268,256
CarParts.com, Inc.(b)(c)	82,894	69,217
Carriage Services, Inc.(c)	21,310	957,245
Carvana Co.(b)	31,363	12,236,902
Cava Group, Inc.(b)(c)	3,562	313,492
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Cavco Industries, Inc.(b)	8,895	$3,590,645
Champion Homes, Inc.(b)	54,370	3,311,133
Cheesecake Factory, Inc. (The)(c)	63,097	4,032,529
Chegg, Inc.(b)	339,529	444,783
Chewy, Inc., Class A(b)	9,149	335,768
Children’s Place, Inc. (The)(b)(c)	58,873	282,590
Choice Hotels International, Inc.(c)	17,351	2,215,896
Churchill Downs, Inc.	36,423	3,898,718
Citi Trends, Inc.(b)(c)	20,627	629,536
Clarus Corp.(c)	48,257	173,725
Columbia Sportswear Co.	22,125	1,251,611
Cooper-Standard Holdings, Inc.(b)(c)	73,542	1,772,362
Coursera, Inc.(b)	111,012	1,403,192
Cracker Barrel Old Country Store, Inc.(c)	61,885	3,836,870
Cricut, Inc., Class A(c)	28,641	140,341
Crocs, Inc.(b)	18,187	1,813,790
Dave & Buster’s Entertainment, Inc.(b)(c)	73,350	2,144,754
Denny’s Corp.(b)(c)	96,110	357,529
Designer Brands, Inc., Class A(c)	259,497	731,782
Destination XL Group, Inc.(b)	97,058	126,175
Dillard’s, Inc., Class A(c)	7,249	3,384,776
Dine Brands Global, Inc.(c)	59,871	1,353,683
Dorman Products, Inc.(b)	31,717	3,825,705
DraftKings, Inc., Class A(b)(c)	71,080	3,201,443
Dream Finders Homes, Inc., Class A(b)(c)	32,280	817,330
Duolingo, Inc.(b)	2,831	981,083
Dutch Bros, Inc., Class A(b)	3,773	223,626
El Pollo Loco Holdings, Inc.(b)(c)	55,482	571,465
Ermenegildo Zegna N.V. (Italy)	23,057	185,378
Escalade, Inc.(c)	1,583	19,455
Ethan Allen Interiors, Inc.(c)	47,468	1,413,122
Etsy, Inc.(b)(c)	13,645	795,094
European Wax Center, Inc., Class A(b)(c)	71,248	333,441
Figs, Inc., Class A(b)(c)	135,486	880,659
First Watch Restaurant Group, Inc.(b)(c)	34,174	590,868
Flexsteel Industries, Inc.	7,370	250,654
Fossil Group, Inc.(b)	173,396	293,039
Fox Factory Holding Corp.(b)(c)	70,639	2,145,306
Frontdoor, Inc.(b)	59,717	3,493,445
Full House Resorts, Inc.(b)(c)	31,099	142,433
Funko, Inc., Class A(b)(c)	125,008	480,031
GameStop Corp., Class A(b)(c)	116,564	2,616,862
Garrett Motion, Inc. (Switzerland)(c)	29,874	389,557
Genesco, Inc.(b)(c)	51,290	1,234,037
Genius Sports Ltd. (United Kingdom)(b)(c)	90,354	1,016,483
Gentherm, Inc.(b)	49,566	1,588,095
GigaCloud Technology, Inc., Class A (Hong Kong)(b)(c)	28,177	627,502
G-III Apparel Group Ltd.(b)(c)	101,442	2,394,031
Global Business Travel Group, Inc.(b)(c)	34,474	221,668
Global-e Online Ltd. (Israel)(b)	7,686	254,791
Golden Entertainment, Inc.	31,577	887,945
GoPro, Inc., Class A(b)	479,751	618,879
Grand Canyon Education, Inc.(b)	10,419	1,756,956
Green Brick Partners, Inc.(b)	39,558	2,450,223
Groupon, Inc.(b)(c)	38,012	1,172,290
Guess?, Inc.(c)	34,811	452,543
H&R Block, Inc.	56,994	3,097,054
Hamilton Beach Brands Holding Co., Class A(c)	4,455	69,364
Haverty Furniture Cos., Inc.(c)	34,083	703,132
Hilton Grand Vacations, Inc.(b)(c)	121,472	5,444,375
	Shares	Value
Consumer Discretionary-(continued)
Holley, Inc.(b)(c)	94,892	$197,375
Hooker Furnishings Corp.(c)	16,836	159,100
Hovnanian Enterprises, Inc., Class A(b)(c)	13,642	1,629,810
Hyatt Hotels Corp., Class A	28,750	4,052,888
Inspired Entertainment, Inc.(b)(c)	18,020	162,360
Installed Building Products, Inc.(c)	17,832	3,607,235
iRobot Corp.(b)(c)	231,033	972,649
J Jill, Inc.(c)	6,780	106,310
Jack in the Box, Inc.(c)	71,211	1,402,857
JAKKS Pacific, Inc.(c)	18,859	333,993
Johnson Outdoors, Inc., Class A(c)	11,038	366,462
KinderCare Learning Cos., Inc.(b)(c)	14,925	143,429
Kontoor Brands, Inc.(c)	61,570	3,426,986
Krispy Kreme, Inc.(c)	218,697	791,683
Lakeland Industries, Inc.(c)	5,925	82,417
Lands’ End, Inc.(b)(c)	31,293	367,067
Latham Group, Inc.(b)(c)	101,577	688,692
Laureate Education, Inc., Class A(b)	98,893	2,234,982
La-Z-Boy, Inc.	76,638	2,756,669
Legacy Housing Corp.(b)(c)	12,380	277,064
Leslie’s, Inc.(b)	372,452	138,180
Levi Strauss & Co., Class A	85,083	1,675,284
Life Time Group Holdings, Inc.(b)	25,956	745,456
Lifetime Brands, Inc.(c)	15,803	69,533
Lincoln Educational Services Corp.(b)(c)	27,813	636,083
Lovesac Co. (The)(b)(c)	31,915	574,789
Lucid Group, Inc.(b)(c)	927,591	2,281,874
Luminar Technologies, Inc.(b)(c)	72,452	215,182
MakeMyTrip Ltd. (India)(b)(c)	4,739	443,523
Malibu Boats, Inc., Class A(b)(c)	36,063	1,201,259
MarineMax, Inc.(b)(c)	71,535	1,622,414
MasterCraft Boat Holdings, Inc.(b)(c)	25,921	501,312
Mister Car Wash, Inc.(b)(c)	65,724	379,556
Modine Manufacturing Co.(b)(c)	40,325	5,426,132
Monarch Casino & Resort, Inc.	13,776	1,418,377
Monro, Inc.(c)	99,372	1,400,648
Motorcar Parts of America, Inc.(b)(c)	27,540	285,590
Movado Group, Inc.(c)	30,568	474,110
National Vision Holdings, Inc.(b)	192,447	4,668,764
Noodles & Co.(b)(c)	78,305	72,738
Norwegian Cruise Line Holdings Ltd.(b)	147,931	3,781,116
Ollie’s Bargain Outlet Holdings, Inc.(b)	24,924	3,405,366
On Holding AG, Class A (Switzerland)(b)	17,828	865,906
OneSpaWorld Holdings Ltd. (Bahamas)(c)	13,369	295,722
OneWater Marine, Inc., Class A(b)(c)	30,370	465,876
Outdoor Holding Co.(b)(c)	147,246	173,750
Oxford Industries, Inc.(c)	40,137	1,532,431
Papa John’s International, Inc.	34,306	1,454,918
Patrick Industries, Inc.(c)	60,856	5,917,637
Peloton Interactive, Inc., Class A(b)(c)	466,460	3,330,524
Perdoceo Education Corp.	92,083	2,650,149
Petco Health & Wellness Co., Inc.(b)(c)	778,176	2,342,310
PetMed Express, Inc.(b)(c)	71,874	224,247
Planet Fitness, Inc., Class A(b)	30,298	3,308,239
Portillo’s, Inc., Class A(b)(c)	71,715	714,281
Potbelly Corp.(b)(c)	11,529	138,694
Purple Innovation, Inc.(b)	111,133	90,173
QuantumScape Corp.(b)(c)	286,357	2,462,670
QVC Group, Inc.(b)(c)	14,769	57,304
RCI Hospitality Holdings, Inc.(c)	8,972	321,467
RealReal, Inc. (The)(b)(c)	77,086	405,472
Red Robin Gourmet Burgers, Inc.(b)(c)	46,982	272,965
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Red Rock Resorts, Inc., Class A(c)	48,368	$2,967,377
Revolve Group, Inc.(b)(c)	47,773	991,290
Rocky Brands, Inc.(c)	14,313	374,428
RumbleOn, Inc., Class B(b)(c)	44,843	94,619
Sabre Corp.(b)(c)	676,551	2,049,950
Sally Beauty Holdings, Inc.(b)(c)	186,231	1,813,890
Savers Value Village, Inc.(b)(c)	28,039	291,886
Shake Shack, Inc., Class A(b)(c)	11,160	1,342,994
SharkNinja, Inc.(b)(c)	54,303	6,304,578
Shoe Carnival, Inc.	53,665	1,097,986
Six Flags Entertainment Corp.(b)(c)	37,965	1,137,431
Sleep Number Corp.(b)(c)	141,990	1,040,787
Smith & Wesson Brands, Inc.(c)	89,305	709,975
Solid Power, Inc.(b)(c)	326,186	1,040,533
Sonic Automotive, Inc., Class A(c)	56,362	4,077,791
Sonos, Inc.(b)	220,320	2,381,659
Sportsman’s Warehouse Holdings, Inc.(b)	143,181	482,520
Standard Motor Products, Inc.(c)	38,354	1,164,427
Steven Madden Ltd.(c)	35,685	856,618
Stitch Fix, Inc., Class A(b)(c)	353,131	1,670,310
Stoneridge, Inc.(b)	25,297	194,787
Strategic Education, Inc.	29,746	2,205,517
Strattec Security Corp.(b)	1,572	99,759
Stride, Inc.(b)(c)	36,396	4,667,059
Sturm, Ruger & Co., Inc.(c)	33,643	1,149,245
Super Group (SGHC) Ltd. (Guernsey)	88,192	948,064
Superior Group of Cos., Inc.(c)	19,054	183,871
Sweetgreen, Inc., Class A(b)(c)	48,572	625,607
Target Hospitality Corp.(b)(c)	43,965	333,694
Tilly’s, Inc., Class A(b)(c)	29,824	53,385
Topgolf Callaway Brands Corp.(b)(c)	379,459	3,509,996
Traeger, Inc.(b)	11,949	19,357
Udemy, Inc.(b)	74,870	569,761
Unifi, Inc.(b)	28,754	130,543
United Parks & Resorts, Inc.(b)(c)	44,505	2,106,422
Universal Electronics, Inc.(b)	5,978	36,286
Universal Technical Institute, Inc.(b)	11,326	364,924
Upbound Group, Inc.	66,582	1,373,920
Valvoline, Inc.(b)	53,379	1,881,610
Vera Bradley, Inc.(b)(c)	41,008	79,145
Visteon Corp.(b)	17,265	1,919,005
Warby Parker, Inc., Class A(b)(c)	31,337	750,521
Wayfair, Inc., Class A(b)(c)	37,098	2,435,113
Wendy’s Co. (The)(c)	330,809	3,258,469
Weyco Group, Inc.(c)	1,156	33,617
Wingstop, Inc.(c)	6,111	2,305,925
Winmark Corp.	1,083	408,746
Winnebago Industries, Inc.(c)	29,836	886,726
Wolverine World Wide, Inc.(c)	241,520	5,453,522
Wynn Resorts Ltd.(c)	27,047	2,948,934
XPEL, Inc.(b)(c)(d)	11,154	364,624
YETI Holdings, Inc.(b)(c)	90,655	3,330,665
Zumiez, Inc.(b)(c)	63,179	866,184
		311,525,048
Consumer Staples-3.61%
Adecoagro S.A. (Brazil)(c)	153,980	1,415,076
Alico, Inc.(c)	10,310	332,807
B&G Foods, Inc.(c)	138,168	566,489
BellRing Brands, Inc.(b)	26,521	1,447,516
Beyond Meat, Inc.(b)(c)	105,273	320,030
Boston Beer Co., Inc. (The), Class A(b)	12,617	2,612,728
Calavo Growers, Inc.(c)	37,169	977,545
	Shares	Value
Consumer Staples-(continued)
Cal-Maine Foods, Inc.	33,404	$3,712,521
Celsius Holdings, Inc.(b)	13,998	634,669
Central Garden & Pet Co., Class A(b)	97,308	3,456,380
Chefs’ Warehouse, Inc. (The)(b)	40,358	2,766,944
Coca-Cola Consolidated, Inc.	37,673	4,209,958
Coty, Inc., Class A(b)(c)	704,590	3,417,261
Dole PLC	130,810	1,862,734
e.l.f. Beauty, Inc.(b)(c)	15,512	1,879,899
Edgewell Personal Care Co.(c)	84,682	2,136,527
Energizer Holdings, Inc.(c)	121,125	2,727,735
Fresh Del Monte Produce, Inc.	61,545	2,313,477
Freshpet, Inc.(b)(c)	17,133	1,170,527
Grocery Outlet Holding Corp.(b)(c)	249,537	3,286,402
Hain Celestial Group, Inc. (The)(b)(c)	178,829	280,762
Herbalife Ltd.(b)(c)	171,960	1,582,032
Honest Co., Inc. (The)(b)	45,430	209,432
Ingles Markets, Inc., Class A	22,525	1,417,498
Interparfums, Inc.	11,507	1,387,744
J&J Snack Foods Corp.(c)	17,215	1,943,401
John B. Sanfilippo & Son, Inc.(c)	13,813	874,501
Lifevantage Corp.(c)	13,268	166,513
Limoneira Co.	14,342	210,541
Marzetti Co. (The)	20,289	3,606,573
Medifast, Inc.(b)(c)	40,162	553,031
MGP Ingredients, Inc.(c)	31,699	896,448
Mission Produce, Inc.(b)	66,397	819,339
National Beverage Corp.(b)(c)	25,194	1,154,389
Natural Grocers by Vitamin Cottage, Inc.	19,554	740,901
Nature’s Sunshine Products, Inc.(b)(c)	13,698	191,909
Oil-Dri Corp.of America	7,217	407,039
Olaplex Holdings, Inc.(b)(c)	103,549	143,933
Pilgrim’s Pride Corp.	94,801	4,492,619
PriceSmart, Inc.	20,888	2,245,460
Reynolds Consumer Products, Inc.(c)	83,648	1,881,244
Seaboard Corp.	183	579,594
Seneca Foods Corp., Class A(b)	13,759	1,440,980
Simply Good Foods Co. (The)(b)(c)	85,036	2,590,197
SpartanNash Co.	63,890	1,695,641
Tootsie Roll Industries, Inc.(c)	8,915	338,146
Turning Point Brands, Inc.	20,168	1,672,734
USANA Health Sciences, Inc.(b)(c)	27,679	813,486
Utz Brands, Inc.	54,533	710,565
Village Super Market, Inc., Class A(c)	9,952	342,349
Vita Coco Co., Inc. (The)(b)(c)	9,840	346,958
Vital Farms, Inc.(b)(c)	16,955	630,726
WD-40 Co.	7,586	1,626,438
Weis Markets, Inc.(c)	31,839	2,305,462
WK Kellogg Co.(c)	177,983	4,102,508
		85,648,318
Energy-4.62%
Amplify Energy Corp.(b)(c)	45,096	171,365
Archrock, Inc.	188,155	4,395,301
Ardmore Shipping Corp. (Ireland)(c)	29,870	324,986
Aris Water Solutions, Inc., Class A(c)	32,294	686,893
Atlas Energy Solutions, Inc.(c)	46,166	600,158
Berry Corp.	219,447	662,730
BKV Corp. (Thailand)(b)	17,733	366,009
Bristow Group, Inc.(b)(c)	37,956	1,312,139
Cactus, Inc., Class A	40,503	1,713,682
Calumet, Inc.(b)(c)	26,901	428,802
Clean Energy Fuels Corp.(b)(c)	321,882	653,420
Comstock Resources, Inc.(b)(c)	175,593	3,137,847
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Energy-(continued)
Core Laboratories, Inc.	87,842	$960,991
Core Natural Resources, Inc.	23,663	1,746,566
Crescent Energy Co., Class A(c)	363,742	3,360,976
CVR Energy, Inc.(c)	141,192	3,781,122
DHT Holdings, Inc.	108,894	1,207,634
DMC Global, Inc.(b)(c)	35,178	284,590
Dorian LPG Ltd.	82,772	2,383,006
Evolution Petroleum Corp.(c)	42,017	202,942
Excelerate Energy, Inc., Class A(c)	18,525	475,352
Expro Group Holdings N.V.(b)	149,564	1,612,300
Forum Energy Technologies, Inc.(b)(c)	12,649	249,312
FutureFuel Corp.(c)	102,051	413,307
GeoPark Ltd. (Colombia)(c)	56,287	362,488
Gevo, Inc.(b)(c)	580,802	755,043
Golar LNG Ltd. (Cameroon)(c)	70,417	2,898,364
Gran Tierra Energy, Inc. (Colombia)(b)(c)	139,455	624,758
Granite Ridge Resources, Inc.(c)	61,898	321,251
Green Plains, Inc.(b)(c)	172,967	1,430,437
Gulfport Energy Corp.(b)	18,703	3,256,753
Hallador Energy Co.(b)(c)	52,473	925,624
Helix Energy Solutions Group, Inc.(b)	286,551	1,699,247
HighPeak Energy, Inc.(c)	23,080	230,108
Innovex International, Inc.(b)(c)	34,213	561,777
International Seaways, Inc.(c)	87,931	3,508,447
Kinetik Holdings, Inc., Class A	4,891	212,172
KLX Energy Services Holdings, Inc.(b)(c)	15,428	27,616
Kodiak Gas Services, Inc.	33,535	1,084,187
Kosmos Energy Ltd. (Ghana)(b)	1,082,692	2,327,788
Liberty Energy, Inc., Class A	89,736	1,107,342
Magnolia Oil & Gas Corp., Class A	85,472	2,035,943
Nabors Industries Ltd.(b)(c)	50,695	1,763,172
NACCO Industries, Inc., Class A	907	34,393
National Energy Services Reunited Corp.(b)	16,684	111,282
Natural Gas Services Group, Inc.(b)(c)	17,144	412,999
Navigator Holdings Ltd.(c)	45,502	717,567
New Fortress Energy, Inc.(b)(c)	241,949	659,311
Nine Energy Service, Inc.(b)(c)	68,498	51,915
Noble Corp. PLC(c)	58,942	1,580,235
Nordic American Tankers Ltd.(c)	129,184	360,423
Northern Oil and Gas, Inc.(c)	126,621	3,565,647
NPK International, Inc.(b)	139,100	1,254,682
Oceaneering International, Inc.(b)	133,315	2,892,935
Oil States International, Inc.(b)	163,140	814,069
Par Pacific Holdings, Inc.(b)	93,104	2,921,604
Patterson-UTI Energy, Inc.	155,435	918,621
Permian Resources Corp.	113,111	1,601,652
ProFrac Holding Corp., Class A(b)(c)	20,513	144,001
ProPetro Holding Corp.(b)	281,373	1,508,159
Ranger Energy Services, Inc., Class A	29,786	398,835
REX American Resources Corp.(b)	22,654	1,184,351
Riley Exploration Permian, Inc.(c)	7,943	208,424
Ring Energy, Inc.(b)	396,728	302,902
RPC, Inc.	185,993	864,867
SandRidge Energy, Inc.(c)	46,781	486,055
Scorpio Tankers, Inc. (Monaco)(c)	28,126	1,271,576
SEACOR Marine Holdings, Inc.(b)(c)	35,830	179,150
Select Water Solutions, Inc., Class A	167,176	1,609,905
SFL Corp. Ltd. (Norway)(c)	148,142	1,359,944
Sitio Royalties Corp., Class A(c)	65,312	1,186,719
Solaris Energy Infrastructure, Inc., Class B(c)	46,310	1,512,948
	Shares	Value
Energy-(continued)
StealthGas, Inc. (Greece)(b)	49,058	$326,236
Summit Midstream Corp.(b)(c)	6,651	169,467
Talos Energy, Inc.(b)	304,784	2,605,903
Teekay Corp. Ltd. (Bermuda)(c)	97,476	701,827
Teekay Tankers Ltd., Class A (Canada)(c)	12,263	519,338
TETRA Technologies, Inc.(b)(c)	200,455	821,866
Texas Pacific Land Corp.	5,141	4,977,156
Tidewater, Inc.(b)(c)	32,545	1,627,575
Tsakos Energy Navigation Ltd. (Greece)	35,959	694,009
Uranium Energy Corp.(b)(c)	80,163	695,013
VAALCO Energy, Inc.(c)	179,984	669,540
Valaris Ltd.(b)(c)	66,049	3,211,963
Viper Energy, Inc.	24,908	938,035
Vital Energy, Inc.(b)(c)	115,639	2,161,293
Vitesse Energy, Inc.(c)	49,820	1,192,193
W&T Offshore, Inc.(c)	305,033	539,908
Weatherford International PLC	20,341	1,150,284
		109,380,724
Financials-18.67%
1st Source Corp.	20,619	1,233,429
Acadian Asset Management, Inc.	52,021	2,173,958
ACNB Corp.(c)	8,914	375,279
Advanced Flower Capital, Inc.(c)	23,284	102,682
Affirm Holdings, Inc.(b)	55,345	3,794,453
AG Mortgage Investment Trust, Inc.(c)	52,162	394,345
Alerus Financial Corp.(c)	19,615	414,661
Amalgamated Financial Corp.	23,115	670,104
Ambac Financial Group, Inc.(b)	135,187	1,135,571
Amerant Bancorp, Inc.	37,384	721,511
Ameris Bancorp	36,452	2,491,494
AMERISAFE, Inc.	33,098	1,482,128
Ames National Corp.(c)	1,405	25,360
Angel Oak Mortgage REIT, Inc.(c)	7,726	71,543
Apollo Commercial Real Estate Finance, Inc.	86,404	831,206
Ares Commercial Real Estate Corp.(c)	153,102	684,366
ARMOUR Residential REIT, Inc.	61,104	996,606
Arrow Financial Corp.	17,870	478,916
Artisan Partners Asset Management, Inc., Class A(c)	44,211	2,000,548
Atlantic Union Bankshares Corp., Class B(c)	168,167	5,330,894
Atlanticus Holdings Corp.(b)(c)	4,174	207,156
AvidXchange Holdings, Inc.(b)(c)	81,316	801,776
Axos Financial, Inc.(b)	63,819	5,510,771
B. Riley Financial, Inc.(b)(c)	136,959	735,470
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	16,005	589,624
Banc of California, Inc.	145,429	2,111,629
BancFirst Corp.	18,550	2,309,846
Bancorp, Inc. (The)(b)(c)	37,086	2,342,352
Bank First Corp.(c)	5,444	646,856
Bank of Hawaii Corp.(c)	67,451	4,173,868
Bank of Marin Bancorp	20,235	458,323
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	53,784	2,447,710
BankFinancial Corp.(c)	8,176	90,917
Bankwell Financial Group, Inc.	1,133	45,207
Banner Corp.	58,009	3,600,909
Bar Harbor Bankshares	12,910	374,906
BayCom Corp.	2,169	58,585
BCB Bancorp, Inc.	4,708	39,359
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Berkshire Hills Bancorp, Inc.	77,574	$1,911,423
BGC Group, Inc., Class A	387,264	3,589,937
Blue Foundry Bancorp(b)(c)	16,808	143,708
Blue Owl Capital, Inc.(c)	34,173	661,248
BOK Financial Corp.	14,958	1,518,686
Bridge Investment Group Holdings, Inc., Class A	16,256	166,461
Bridgewater Bancshares, Inc.(b)	26,651	414,690
BrightSpire Capital, Inc.(c)	266,214	1,378,989
Brookline Bancorp, Inc.	148,204	1,529,465
Burke & Herbert Financial Services Corp.	2,857	165,677
Business First Bancshares, Inc.(c)	25,114	596,457
Byline Bancorp, Inc.	29,787	783,398
C&F Financial Corp.	943	60,211
Camden National Corp.(c)	20,064	756,613
Cannae Holdings, Inc.(c)	81,053	1,732,913
Cantaloupe, Inc.(b)(c)	23,824	263,732
Capital City Bank Group, Inc.(c)	11,802	467,241
Capitol Federal Financial, Inc.	326,605	1,966,162
Carter Bankshares, Inc.(b)	19,398	337,137
Cass Information Systems, Inc.(c)	11,231	449,352
Central Pacific Financial Corp.	48,484	1,292,583
Chemung Financial Corp.	947	47,918
Cherry Hill Mortgage Investment Corp.	48,142	133,835
Chicago Atlantic Real Estate Finance, Inc.(c)	11,768	152,866
ChoiceOne Financial Services, Inc.	8,745	257,103
Citizens & Northern Corp.	2,940	55,919
Citizens Financial Services, Inc.(c)	4,677	251,108
City Holding Co.	12,661	1,545,908
Civista Bancshares, Inc.	3,733	72,682
Claros Mortgage Trust, Inc.(c)	141,846	404,261
CNA Financial Corp.(c)	58,201	2,580,050
CNB Financial Corp.	22,561	517,775
Coastal Financial Corp.(b)(c)	9,207	885,713
Cohen & Steers, Inc.(c)	28,308	2,082,336
Colony Bankcorp, Inc.	5,216	85,490
Columbia Financial, Inc.(b)(c)	25,621	368,686
Community Financial System, Inc.	65,597	3,456,962
Community Trust Bancorp, Inc.	16,639	898,173
Community West Bancshares, Class B	12,355	237,834
Compass Diversified Holdings	56,186	359,029
ConnectOne Bancorp, Inc.	80,801	1,860,847
Crawford & Co., Class A	20,204	193,352
Credit Acceptance Corp.(b)(c)	8,959	4,392,419
Customers Bancorp, Inc.(b)(c)	54,297	3,461,434
CVB Financial Corp.	192,665	3,600,909
Diamond Hill Investment Group, Inc.	4,537	615,081
DigitalBridge Group, Inc.	279,729	3,004,289
Dime Community Bancshares, Inc., Class B	68,879	1,908,637
Dlocal Ltd. (Uruguay)	8,203	84,163
Donegal Group, Inc., Class A	22,449	385,000
Donnelley Financial Solutions, Inc.(b)(c)	31,522	1,669,405
Dynex Capital, Inc.(c)	140,698	1,750,283
Eagle Bancorp, Inc.(c)	79,412	1,277,739
Eastern Bankshares, Inc.(c)	256,781	3,967,266
eHealth, Inc.(b)	96,043	326,546
Ellington Financial, Inc.	115,917	1,470,987
Employers Holdings, Inc.	40,124	1,656,319
Enact Holdings, Inc.	25,735	894,549
Encore Capital Group, Inc.(b)(c)	55,604	2,050,676
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)(c)	53,164	$5,558,828
Enterprise Financial Services Corp.	43,029	2,374,771
Equity Bancshares, Inc., Class A(c)	14,203	533,749
Erie Indemnity Co., Class A(c)	7,523	2,679,994
Esquire Financial Holdings, Inc.(c)	2,803	268,752
EVERTEC, Inc.	22,188	802,096
EZCORP, Inc., Class A(b)(c)	57,658	825,663
F&G Annuities & Life, Inc.(c)	23,847	760,958
Farmers & Merchants Bancorp, Inc.	1,593	38,248
Farmers National Banc Corp.	29,672	401,759
FB Financial Corp.(c)	42,061	2,050,894
Federal Agricultural Mortgage Corp., Class C	8,349	1,438,282
Fidelis Insurance Holdings Ltd. (United Kingdom)(c)	19,517	294,902
Financial Institutions, Inc.	26,443	674,032
First Bancorp	107,551	2,240,287
First Bancorp, Inc. (The)	1,996	50,319
First Bancorp/Southern Pines NC(c)	42,477	2,127,673
First Bank	17,172	255,863
First Busey Corp.(c)	117,155	2,614,900
First Business Financial Services, Inc.	2,595	123,574
First Commonwealth Financial Corp.	144,336	2,382,987
First Community Bankshares, Inc.	12,611	460,301
First Financial Bancorp	34,845	844,643
First Financial Bankshares, Inc.	92,971	3,218,656
First Financial Corp.	16,080	861,084
First Foundation, Inc.(b)(c)	154,549	752,654
First Internet Bancorp(c)	11,633	255,112
First Merchants Corp.	76,177	2,903,867
First Mid Bancshares, Inc.	22,565	856,793
First United Corp.	6,750	221,873
FirstCash Holdings, Inc.	17,131	2,283,391
FirstSun Capital Bancorp(b)(c)	5,705	202,813
Five Star Bancorp(c)	3,875	116,599
Flushing Financial Corp.(c)	54,696	655,805
Flywire Corp.(b)	59,746	650,634
Franklin BSP Realty Trust, Inc.	122,403	1,236,270
Freedom Holding Corp. (Kazakhstan)(b)(c)	2,748	510,620
FS Bancorp, Inc.	5,521	215,816
Fulton Financial Corp.	113,117	2,030,450
GCM Grosvenor, Inc., Class A(c)	39,713	468,216
German American Bancorp, Inc.(c)	26,840	1,031,193
Granite Point Mortgage Trust, Inc.	173,372	442,099
Great Southern Bancorp, Inc.(c)	9,408	535,692
Green Dot Corp., Class A(b)	189,111	1,913,803
Greenlight Capital Re Ltd., Class A(b)(c)	22,295	289,835
Guaranty Bancshares, Inc.	2,982	130,045
Guild Holdings Co.(c)	4,768	94,692
HA Sustainable Infrastructure Capital, Inc.(c)	48,050	1,247,858
Hamilton Lane, Inc., Class A	10,933	1,665,096
Hanmi Financial Corp.	64,688	1,475,533
HarborOne Bancorp, Inc.	51,394	607,991
HBT Financial, Inc.(c)	10,662	265,164
HCI Group, Inc.	5,255	735,910
Heritage Commerce Corp.(c)	106,997	989,722
Heritage Financial Corp.	59,100	1,332,114
Heritage Insurance Holdings, Inc.(b)(c)	46,046	971,110
Hilltop Holdings, Inc.(c)	85,171	2,521,062
Hingham Institution for Savings (The)	2,523	617,832
Hippo Holdings, Inc.(b)(c)	14,457	373,569
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Home Bancorp, Inc.	1,699	$88,841
HomeStreet, Inc.(b)(c)	54,598	714,142
HomeTrust Bancshares, Inc.	11,806	458,781
Hope Bancorp, Inc.	251,733	2,514,813
Horace Mann Educators Corp.	61,517	2,616,318
Horizon Bancorp, Inc.	57,202	886,059
Houlihan Lokey, Inc.	15,248	2,907,184
Independent Bank Corp.(c)	26,163	1,662,659
Independent Bank Corp.	28,624	874,463
Interactive Brokers Group, Inc., Class A	78,271	5,131,447
International Bancshares Corp.	58,322	3,976,394
International General Insurance Holdings Ltd. (Jordan)(c)	15,890	378,977
International Money Express, Inc.(b)(c)	36,611	329,133
Invesco Mortgage Capital, Inc.(c)(e)	57,886	437,039
Investar Holding Corp.(c)	2,570	55,769
Investors Title Co.(c)	868	183,339
James River Group Holdings Ltd.	82,418	469,783
Kearny Financial Corp.	124,462	738,060
Kinsale Capital Group, Inc.	4,331	1,908,628
KKR Real Estate Finance Trust, Inc.(c)	187,864	1,698,291
Ladder Capital Corp.	230,431	2,516,307
Lakeland Financial Corp.(c)	24,473	1,550,854
LCNB Corp.	1,667	24,605
Lemonade, Inc.(b)(c)	32,646	1,230,101
LendingClub Corp.(b)(c)	251,694	3,923,909
LendingTree, Inc.(b)(c)	28,153	1,314,182
Live Oak Bancshares, Inc.(c)	34,963	1,105,180
loanDepot, Inc., Class A(b)	68,800	109,392
MarketAxess Holdings, Inc.	22,722	4,669,371
Marqeta, Inc., Class A(b)	441,171	2,514,675
MBIA, Inc.(b)(c)	25,918	138,143
Medallion Financial Corp.(c)	21,800	222,578
Mercantile Bank Corp.	20,834	951,905
Merchants Bancorp	20,891	612,106
Mercury General Corp.	63,718	4,412,471
Meridian Corp.	3,825	56,342
MetroCity Bankshares, Inc.	10,216	281,962
Metropolitan Bank Holding Corp.	19,397	1,368,264
MFA Financial, Inc.(c)	90,356	821,336
Mid Penn Bancorp, Inc.(c)	14,709	403,762
Middlefield Banc Corp.	716	19,941
Midland States Bancorp, Inc.(c)	27,075	459,192
MidWestOne Financial Group, Inc.	16,943	466,610
Morningstar, Inc.	11,625	3,213,847
MVB Financial Corp.(c)	9,143	207,912
National Bank Holdings Corp., Class A(c)	47,134	1,746,786
National Bankshares, Inc.(c)	5,875	163,090
NB Bancorp, Inc.(b)	19,227	331,281
NBT Bancorp, Inc.(c)	58,624	2,425,861
Nelnet, Inc., Class A(c)	16,245	2,026,889
NerdWallet, Inc., Class A(b)(c)	45,333	480,076
New York Mortgage Trust, Inc.(c)	246,583	1,560,870
NewtekOne, Inc.(c)	33,263	380,529
Nexpoint Real Estate Finance, Inc.(c)	3,039	41,938
Nicolet Bankshares, Inc.(c)	13,593	1,753,497
NMI Holdings, Inc., Class A(b)(c)	97,724	3,647,060
Northeast Bank	6,777	672,075
Northeast Community Bancorp, Inc.(c)	13,980	288,827
Northfield Bancorp, Inc.	73,242	780,027
Northrim BanCorp, Inc.	7,282	608,265
Northwest Bancshares, Inc.(c)	228,296	2,671,063
	Shares	Value
Financials-(continued)
Norwood Financial Corp.	1,482	$35,924
NU Holdings Ltd., Class A (Brazil)(b)	205,174	2,507,226
OceanFirst Financial Corp.	110,355	1,851,757
OFG Bancorp	31,618	1,347,559
Old Second Bancorp, Inc.	44,871	761,461
Onity Group, Inc.(b)	3,521	132,812
Open Lending Corp., Class A(b)(c)	195,370	427,860
Oportun Financial Corp.(b)	103,627	635,234
Oppenheimer Holdings, Inc., Class A	2,590	196,348
Orange County Bancorp, Inc.(c)	6,266	156,587
Orchid Island Capital, Inc.	118,553	825,129
Origin Bancorp, Inc.	35,177	1,285,719
Orrstown Financial Services, Inc.	25,204	828,203
Oscar Health, Inc., Class A(b)(c)	108,416	1,523,245
P10, Inc., Class A(c)	17,493	215,164
Pacific Premier Bancorp, Inc.	62,459	1,353,487
Pagseguro Digital Ltd., Class A (Brazil)(c)	159,701	1,250,459
Palomar Holdings, Inc.(b)	8,173	1,082,841
Park National Corp.(c)	15,035	2,433,715
Parke Bancorp, Inc.	1,882	38,863
Pathward Financial, Inc.	27,984	2,116,290
Patria Investments Ltd., Class A (Cayman Islands)	14,422	201,187
Paymentus Holdings, Inc., Class A(b)	5,950	165,886
Payoneer Global, Inc.(b)	148,265	974,101
Paysafe Ltd.(b)(c)	60,447	734,431
PCB Bancorp	2,483	50,753
Peapack-Gladstone Financial Corp.(c)	24,910	634,707
PennyMac Mortgage Investment Trust(c)	65,455	771,714
Peoples Bancorp, Inc.	40,435	1,158,058
Peoples Financial Services Corp.(c)	5,508	268,295
Perella Weinberg Partners	28,829	574,850
Piper Sandler Cos.	18,005	5,677,337
PJT Partners, Inc., Class A(c)	10,884	1,944,100
PRA Group, Inc.(b)(c)	77,147	1,172,634
Preferred Bank(c)	18,073	1,641,390
Primis Financial Corp.	29,624	331,493
ProAssurance Corp.(b)	105,725	2,512,026
PROG Holdings, Inc.	49,789	1,585,282
Provident Financial Services, Inc.	223,550	4,073,081
QCR Holdings, Inc.(c)	17,868	1,268,628
RBB Bancorp(c)	17,486	316,671
Ready Capital Corp.(c)	366,568	1,543,251
Red River Bancshares, Inc.	2,855	171,785
Redwood Trust, Inc.(c)	276,578	1,510,116
Regional Management Corp.	10,741	357,031
Remitly Global, Inc.(b)(c)	45,348	748,242
Renasant Corp.	141,771	5,194,489
Repay Holdings Corp., Class A(b)(c)	137,115	674,606
Republic Bancorp, Inc., Class A(c)	7,657	527,261
Rithm Property Trust, Inc.	63,224	164,382
RLI Corp.	40,319	2,660,651
Rocket Cos., Inc., Class A(c)	239,154	3,532,305
Ryan Specialty Holdings, Inc., Class A	18,753	1,147,496
S&T Bancorp, Inc.(c)	52,206	1,912,828
Safety Insurance Group, Inc.	17,917	1,260,461
Seacoast Banking Corp. of Florida	80,745	2,276,202
Security National Financial Corp., Class A(b)	2,950	25,018
Selectquote, Inc.(b)	193,290	340,190
ServisFirst Bancshares, Inc.(c)	39,258	3,087,642
Seven Hills Realty Trust	4,440	45,688
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Financials-(continued)
Shift4 Payments, Inc., Class A(b)(c)	14,354	$1,478,462
Shore Bancshares, Inc.	30,562	474,017
Sierra Bancorp(c)	3,514	103,030
SiriusPoint Ltd. (Sweden)(b)	70,005	1,372,798
Skyward Specialty Insurance Group, Inc.(b)	18,270	924,097
SmartFinancial, Inc.	13,535	463,709
SoFi Technologies, Inc.(b)(c)	195,800	4,421,164
South Plains Financial, Inc.	9,415	349,391
Southern First Bancshares, Inc.(b)(c)	8,694	361,323
Southern Missouri Bancorp, Inc.	8,239	445,648
Southside Bancshares, Inc.(c)	42,662	1,255,969
Stellar Bancorp, Inc.(c)	47,051	1,389,416
StepStone Group, Inc., Class A	23,740	1,409,206
Stewart Information Services Corp.	47,924	3,111,705
Stock Yards Bancorp, Inc.(c)	24,284	1,815,472
StoneX Group, Inc.(b)(c)	30,664	2,981,767
Sunrise Realty Trust, Inc.	7,888	78,959
Texas Capital Bancshares, Inc.(b)	33,907	2,847,171
TFS Financial Corp.(c)	54,306	711,952
Third Coast Bancshares, Inc.(b)(c)	6,130	230,795
Timberland Bancorp, Inc.	852	26,659
Tiptree, Inc.(c)	30,411	631,941
Toast, Inc., Class A(b)	90,286	4,409,568
Tompkins Financial Corp.	19,769	1,278,659
Towne Bank(c)	81,390	2,851,092
TPG RE Finance Trust, Inc.(c)	172,899	1,504,221
TPG, Inc.	45,410	2,591,549
Tradeweb Markets, Inc., Class A	38,380	5,317,549
TriCo Bancshares(c)	31,595	1,299,186
Triumph Financial, Inc.(b)(c)	25,520	1,447,494
Trupanion, Inc.(b)(c)	27,790	1,317,524
TrustCo Bank Corp.(c)	28,835	967,703
Trustmark Corp.	92,114	3,431,246
Two Harbors Investment Corp.	254,045	2,476,939
UMB Financial Corp.	29,604	3,256,144
United Community Banks, Inc.	59,156	1,804,258
United Fire Group, Inc., (Acquired 03/16/2022 - 06/25/2025; Cost $815,196)(f)	29,190	774,994
Unity Bancorp, Inc.(c)	8,751	429,762
Universal Insurance Holdings, Inc.	49,484	1,169,802
Univest Financial Corp.(c)	42,690	1,231,180
Upstart Holdings, Inc.(b)(c)	35,165	2,874,387
UWM Holdings Corp.	52,929	212,775
Veritex Holdings, Inc.	97,736	3,100,186
Victory Capital Holdings, Inc., Class A(c)	39,686	2,734,762
Virtu Financial, Inc., Class A	125,630	5,545,308
Virtus Investment Partners, Inc.	8,571	1,656,860
WaFd, Inc.	121,154	3,526,187
Walker & Dunlop, Inc.(c)	40,392	3,029,804
Washington Trust Bancorp, Inc.(c)	39,546	1,065,369
Waterstone Financial, Inc.	21,452	285,526
WesBanco, Inc.(c)	129,965	3,915,845
West Bancorporation, Inc.	2,562	46,090
Westamerica Bancorporation	30,042	1,439,012
Western New England Bancorp, Inc.	4,453	47,424
Westwood Holdings Group, Inc.	1,173	20,504
White Mountains Insurance Group Ltd.(c)	1,124	2,009,487
WisdomTree, Inc.(c)	132,385	1,756,749
	Shares	Value
Financials-(continued)
World Acceptance Corp.(b)	7,345	$1,155,515
WSFS Financial Corp.	68,202	3,740,198
		442,639,259
Health Care-11.77%
10X Genomics, Inc., Class A(b)(c)	142,775	1,920,324
4D Molecular Therapeutics, Inc.(b)(c)	60,260	271,170
89bio, Inc.(b)(c)	58,974	560,253
Acadia Pharmaceuticals, Inc.(b)	87,435	2,083,576
Accuray, Inc.(b)	132,023	172,950
Aclaris Therapeutics, Inc.(b)(c)	62,731	95,978
AdaptHealth Corp.(b)(c)	337,310	3,025,671
Adaptive Biotechnologies Corp.(b)(c)	137,622	1,409,249
Addus HomeCare Corp.(b)	19,113	2,040,886
agilon health, inc.(b)(c)	481,143	861,246
Agios Pharmaceuticals, Inc.(b)(c)	75,803	2,821,388
Akebia Therapeutics, Inc.(b)(c)	214,100	788,958
Akero Therapeutics, Inc.(b)(c)	19,970	975,534
Aldeyra Therapeutics, Inc.(b)(c)	60,869	303,736
Alector, Inc.(b)(c)	57,565	85,772
Alignment Healthcare, Inc.(b)(c)	56,324	776,145
Alkermes PLC(b)	28,926	766,250
Allogene Therapeutics, Inc.(b)(c)	261,639	321,816
Alnylam Pharmaceuticals, Inc.(b)	1,506	590,713
Altimmune, Inc.(b)(c)	54,955	202,784
Alumis, Inc.(b)(c)	70,188	290,578
Alvotech S.A. (Luxembourg)(b)(c)	20,007	181,263
Amedisys, Inc.(b)(c)	48,526	4,784,664
American Well Corp., Class A(b)	19,773	145,332
Amicus Therapeutics, Inc.(b)	175,103	1,048,867
Amneal Pharmaceuticals, Inc.(b)	194,510	1,521,068
Amphastar Pharmaceuticals, Inc.(b)(c)	35,666	747,203
Amylyx Pharmaceuticals, Inc.(b)(c)	72,287	580,465
AnaptysBio, Inc.(b)(c)	18,965	465,591
AngioDynamics, Inc.(b)(c)	91,476	810,477
ANI Pharmaceuticals, Inc.(b)	12,394	785,160
Anika Therapeutics, Inc.(b)	15,246	125,856
Annexon, Inc.(b)	118,993	285,583
Apellis Pharmaceuticals, Inc.(b)(c)	60,149	1,343,729
Apogee Therapeutics, Inc.(b)(c)	5,789	221,487
Arbutus Biopharma Corp.(b)(c)	70,766	232,112
Arcellx, Inc.(b)(c)	8,186	584,399
Arcturus Therapeutics Holdings, Inc.(b)(c)	36,243	442,527
Arcus Biosciences, Inc.(b)(c)	85,359	779,328
Arcutis Biotherapeutics, Inc.(b)(c)	36,443	531,339
Ardelyx, Inc.(b)	75,305	319,293
Ardent Health, Inc.(b)(c)	25,198	267,099
Arrowhead Pharmaceuticals, Inc.(b)(c)	75,125	1,186,975
Artivion, Inc.(b)	32,421	1,002,133
Arvinas, Inc.(b)	117,881	877,035
Assertio Holdings, Inc.(b)(c)	266,358	190,712
Astrana Health, Inc.(b)(c)	41,207	983,199
Atea Pharmaceuticals, Inc.(b)(c)	113,136	411,815
AtriCure, Inc.(b)	29,505	1,035,625
Aurinia Pharmaceuticals, Inc. (Canada)(b)	36,122	333,948
Avanos Medical, Inc.(b)	92,918	1,037,894
Avidity Biosciences, Inc.(b)(c)	42,509	1,560,505
Axogen, Inc.(b)(c)	16,164	211,587
Axsome Therapeutics, Inc.(b)(c)	2,808	284,675
Azenta, Inc.(b)(c)	84,960	2,778,192
Beam Therapeutics, Inc.(b)(c)	75,050	1,479,235
BioCryst Pharmaceuticals, Inc.(b)	78,893	642,189
Biohaven Ltd.(b)(c)	41,212	622,301
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
BioLife Solutions, Inc.(b)	21,784	$463,128
Bio-Techne Corp.	84,262	4,611,659
Black Diamond Therapeutics, Inc.(b)	59,280	157,685
BridgeBio Pharma, Inc.(b)(c)	36,242	1,713,159
BrightSpring Health Services, Inc.(b)(c)	32,497	671,063
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(g)	23,541	0
Brookdale Senior Living, Inc.(b)(c)	533,263	4,132,788
Bruker Corp.(c)	18,182	698,734
Butterfly Network, Inc.(b)	87,175	149,069
C4 Therapeutics, Inc.(b)	149,675	306,834
Cabaletta Bio, Inc.(b)	83,436	126,823
CareDx, Inc.(b)(c)	67,327	827,112
Cargo Therapeutics, Inc.(b)(c)	38,165	170,598
Caribou Biosciences, Inc.(b)	24,367	49,465
Castle Biosciences, Inc.(b)	29,111	441,032
Catalyst Pharmaceuticals, Inc.(b)(c)	46,355	988,752
Celldex Therapeutics, Inc.(b)(c)	28,917	635,596
Certara, Inc.(b)(c)	89,374	879,440
Cerus Corp.(b)	108,342	138,678
Chemed Corp.	3,181	1,311,526
Chinook Therapeutics, Inc.(b)(c)(g)	14,882	0
Cidara Therapeutics, Inc.(b)(c)	9,510	602,078
Claritev Corp.(b)(c)	15,923	634,850
Clover Health Investments Corp.(b)(c)	862,357	2,492,212
Codexis, Inc.(b)(c)	53,390	143,085
Cogent Biosciences, Inc.(b)	71,673	818,506
Coherus Oncology, Inc.(b)(c)	179,066	168,358
Collegium Pharmaceutical, Inc.(b)(c)	36,675	1,095,115
Community Health Systems, Inc.(b)(c)	682,439	1,774,341
Concentra Group Holdings Parent, Inc.(c)	59,859	1,195,384
CONMED Corp.(c)	41,885	2,142,418
Corcept Therapeutics, Inc.(b)(c)	52,158	3,503,453
CorVel Corp.(b)(c)	9,424	834,966
Crinetics Pharmaceuticals, Inc.(b)(c)	24,200	691,878
CRISPR Therapeutics AG (Switzerland)(b)(c)	12,519	704,319
Cross Country Healthcare, Inc.(b)	89,131	1,198,812
CryoPort, Inc.(b)(c)	43,085	315,813
Cullinan Therapeutics, Inc.(b)(c)	45,683	354,957
Cytek Biosciences, Inc.(b)(c)	92,507	333,025
Cytokinetics, Inc.(b)(c)	20,469	770,453
Day One Biopharmaceuticals, Inc.(b)(c)	35,499	238,198
Definitive Healthcare Corp.(b)	62,917	245,376
Denali Therapeutics, Inc.(b)(c)	118,318	1,636,338
Dianthus Therapeutics, Inc.(b)(c)	10,207	210,979
Disc Medicine, Inc.(b)(c)	4,560	272,506
DocGo, Inc.(b)(c)	118,823	161,599
Doximity, Inc., Class A(b)	27,682	1,626,317
Dynavax Technologies Corp.(b)(c)	106,458	1,168,909
Dyne Therapeutics, Inc.(b)	31,904	314,254
Edgewise Therapeutics, Inc.(b)	14,541	207,355
Editas Medicine, Inc.(b)(c)	23,807	59,756
Embecta Corp.(c)	125,361	1,273,668
Emergent BioSolutions, Inc.(b)(c)	539,266	3,170,884
Enanta Pharmaceuticals, Inc.(b)	48,733	369,396
Enhabit, Inc.(b)	136,529	917,475
Ensign Group, Inc. (The)	35,260	5,289,000
Entrada Therapeutics, Inc.(b)	11,223	65,991
Erasca, Inc.(b)	125,312	177,316
Esperion Therapeutics, Inc.(b)(c)	348,287	494,568
Evolent Health, Inc., Class A(b)(c)	165,709	1,665,375
	Shares	Value
Health Care-(continued)
Exact Sciences Corp.(b)(c)	35,649	$1,673,721
EyePoint Pharmaceuticals, Inc.(b)(c)	48,574	476,997
Fate Therapeutics, Inc.(b)(c)	189,485	208,434
Fulcrum Therapeutics, Inc.(b)(c)	44,910	302,244
Fulgent Genetics, Inc.(b)(c)	62,559	1,074,764
GeneDx Holdings Corp.(b)(c)	4,132	421,257
Geron Corp.(b)(c)	265,140	304,911
Glaukos Corp.(b)	11,072	953,188
Globus Medical, Inc., Class A(b)	29,427	1,548,743
GoodRx Holdings, Inc., Class A(b)(c)	61,333	293,785
Gossamer Bio., Inc.(b)	105,327	214,867
GRAIL, Inc.(b)(c)	57,058	1,951,954
Guardant Health, Inc.(b)	26,804	1,098,428
Haemonetics Corp.(b)(c)	52,659	3,898,872
Halozyme Therapeutics, Inc.(b)	51,004	3,058,710
Harmony Biosciences Holdings, Inc.(b)	22,105	777,654
Health Catalyst, Inc.(b)(c)	87,569	319,627
HealthEquity, Inc.(b)	46,100	4,471,700
HealthStream, Inc.(c)	19,017	497,485
Heron Therapeutics, Inc.(b)(c)	117,712	203,642
Hims & Hers Health, Inc.(b)(c)	21,431	1,418,304
ICU Medical, Inc.(b)(c)	36,677	4,709,694
Ideaya Biosciences, Inc.(b)(c)	34,763	846,479
Immunovant, Inc.(b)(c)	19,415	312,193
Inhibrx Biosciences, Inc.(b)(c)	8,152	178,692
Inmode Ltd.(b)	25,861	353,261
Innoviva, Inc.(b)(c)	94,765	1,721,880
Inogen, Inc.(b)(c)	51,951	327,811
Inotiv, Inc.(b)(c)	75,374	151,502
Insmed, Inc.(b)	18,898	2,027,377
Inspire Medical Systems, Inc.(b)	6,624	824,953
Insulet Corp.(b)	10,794	3,112,990
Integer Holdings Corp.(b)(c)	36,409	3,950,741
Integra LifeSciences Holdings Corp.(b)	98,992	1,300,755
Intellia Therapeutics, Inc.(b)(c)	196,920	2,292,149
Invivyd, Inc.(b)	134,523	93,359
Ionis Pharmaceuticals, Inc.(b)(c)	118,063	5,074,348
Iovance Biotherapeutics, Inc.(b)(c)	462,825	1,189,460
iRhythm Technologies, Inc.(b)(c)	6,306	883,975
Ironwood Pharmaceuticals, Inc.(b)	251,582	192,209
iTeos Therapeutics, Inc.(b)	69,302	702,722
KalVista Pharmaceuticals, Inc.(b)(c)	25,031	341,173
Keros Therapeutics, Inc.(b)(c)	31,573	452,125
Kiniksa Pharmaceuticals International PLC(b)	17,278	522,832
Kodiak Sciences, Inc.(b)(c)	59,845	393,481
Krystal Biotech, Inc.(b)(c)	5,115	787,045
Kura Oncology, Inc.(b)(c)	85,914	519,780
Kymera Therapeutics, Inc.(b)(c)	20,677	904,619
Lantheus Holdings, Inc.(b)(c)	29,368	2,090,708
LeMaitre Vascular, Inc.	9,359	760,325
Lexicon Pharmaceuticals, Inc.(b)(c)	340,453	364,285
LifeStance Health Group, Inc.(b)(c)	92,468	368,023
Ligand Pharmaceuticals, Inc.(b)(c)	15,443	2,031,990
LivaNova PLC(b)(c)	64,309	2,713,197
Lyell Immunopharma, Inc.(b)	12,015	141,897
MacroGenics, Inc.(b)(c)	57,504	89,706
Madrigal Pharmaceuticals, Inc.(b)(c)	2,495	754,762
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	226,895	530,934
Masimo Corp.(b)(c)	11,821	1,817,952
Medpace Holdings, Inc.(b)	6,126	2,617,027
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
MeiraGTx Holdings PLC(b)(c)	29,181	$223,235
Merit Medical Systems, Inc.(b)(c)	36,552	3,101,803
Mesa Laboratories, Inc.(c)	4,937	377,582
Mirum Pharmaceuticals, Inc.(b)(c)	10,151	524,604
ModivCare, Inc.(b)(c)	20,513	59,283
Monte Rosa Therapeutics, Inc.(b)(c)	48,580	240,471
Myriad Genetics, Inc.(b)(c)	136,004	522,255
Natera, Inc.(b)	17,325	2,315,659
National HealthCare Corp.	14,261	1,369,484
National Research Corp.(c)	12,215	152,688
Nektar Therapeutics(b)(c)	28,108	609,381
Neogen Corp.(b)(c)	431,242	2,005,275
NeoGenomics, Inc.(b)(c)	136,896	662,577
Neumora Therapeutics, Inc.(b)(c)	123,332	241,731
Neurocrine Biosciences, Inc.(b)	12,315	1,579,152
Nkarta, Inc.(b)(c)	85,934	186,477
Novavax, Inc.(b)(c)	54,947	365,398
Novocure Ltd.(b)(c)	24,633	285,004
Nurix Therapeutics, Inc.(b)(c)	66,684	750,862
Nuvalent, Inc., Class A(b)(c)	4,737	371,144
Nuvation Bio, Inc.(b)(c)	320,508	756,399
Ocular Therapeutix, Inc.(b)(c)	33,965	393,315
Olema Pharmaceuticals, Inc.(b)(c)	62,075	319,066
Omeros Corp.(b)(c)	42,858	165,860
OmniAb, Inc.(b)	77,713	148,432
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(g)	4,734	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(g)	4,734	0
Omnicell, Inc.(b)(c)	86,621	2,686,117
OPKO Health, Inc.(b)(c)	953,510	1,220,493
OraSure Technologies, Inc.(b)(c)	104,461	332,186
Organogenesis Holdings, Inc.(b)(c)	117,159	541,275
ORIC Pharmaceuticals, Inc.(b)(c)	40,181	400,605
Orthofix Medical, Inc.(b)(c)	47,806	527,778
OrthoPediatrics Corp.(b)(c)	14,499	300,419
Outset Medical, Inc.(b)(c)	2,913	46,783
Pacific Biosciences of California, Inc.(b)(c)	673,642	929,626
Pacira BioSciences, Inc.(b)(c)	76,815	1,620,028
PDL BioPharma, Inc.(b)(g)	527,353	216,215
Pediatrix Medical Group, Inc.(b)	238,837	2,925,753
Pennant Group, Inc. (The)(b)(c)	23,751	526,560
Penumbra, Inc.(b)(c)	9,605	2,423,053
Phibro Animal Health Corp., Class A	46,014	1,219,371
Phreesia, Inc.(b)(c)	28,003	754,961
Pliant Therapeutics, Inc.(b)(c)	69,851	101,982
Praxis Precision Medicines, Inc.(b)(c)	6,811	369,292
Prestige Consumer Healthcare, Inc.(b)	51,972	3,843,329
Privia Health Group, Inc.(b)(c)	66,674	1,301,476
PROCEPT BioRobotics Corp.(b)(c)	4,482	217,422
Progyny, Inc.(b)(c)	45,251	1,063,851
Protagonist Therapeutics, Inc.(b)(c)	15,190	818,133
Prothena Corp. PLC (Ireland)(b)(c)	9,828	67,518
PTC Therapeutics, Inc.(b)(c)	51,420	2,679,496
Puma Biotechnology, Inc.(b)(c)	30,726	95,558
Quanterix Corp.(b)(c)	56,859	337,742
Quantum-Si, Inc.(b)(c)	145,451	215,267
RadNet, Inc.(b)(c)	37,581	2,056,808
RAPT Therapeutics, Inc.(b)	8,570	92,557
Recursion Pharmaceuticals, Inc., Class A(b)(c)	118,168	703,100
REGENXBIO, Inc.(b)(c)	91,778	781,031
	Shares	Value
Health Care-(continued)
Relay Therapeutics, Inc.(b)(c)	216,849	$763,308
Repligen Corp.(b)	21,867	2,559,970
Replimune Group, Inc.(b)(c)	79,750	560,642
Revolution Medicines, Inc.(b)(c)	53,738	2,002,815
Rhythm Pharmaceuticals, Inc.(b)(c)	9,528	812,071
Rigel Pharmaceuticals, Inc.(b)(c)	11,413	240,358
Rocket Pharmaceuticals, Inc.(b)(c)	78,047	238,043
Roivant Sciences Ltd.(b)(c)	324,983	3,691,807
Sana Biotechnology, Inc.(b)(c)	227,745	924,645
Sangamo Therapeutics, Inc.(b)	590,407	317,108
Sarepta Therapeutics, Inc.(b)(c)	3,040	49,917
Savara, Inc.(b)(c)	70,691	183,090
Scholar Rock Holding Corp.(b)(c)	13,794	511,068
Schrodinger, Inc.(b)(c)	35,161	714,823
Seer, Inc.(b)	129,569	274,686
Select Medical Holdings Corp.	88,585	1,310,172
Seres Therapeutics, Inc.(b)(c)	6,423	91,592
SI-BONE, Inc.(b)	11,956	203,611
SIGA Technologies, Inc.(c)	78,964	521,952
Simulations Plus, Inc.(c)	6,250	81,375
SNDL, Inc. (Canada)(b)(c)	386,465	664,720
Solid Biosciences, Inc.(b)(c)	63,025	431,091
Sotera Health Co.(b)(c)	75,838	871,379
Spyre Therapeutics, Inc.(b)(c)	12,827	217,674
STAAR Surgical Co., (Acquired 03/20/2020 - 06/25/2025; Cost $1,382,752)(b)(c)(f)	46,818	838,744
Stoke Therapeutics, Inc.(b)(c)	26,728	343,455
Supernus Pharmaceuticals, Inc.(b)	63,260	2,220,426
Surgery Partners, Inc.(b)(c)	102,754	2,255,450
Surmodics, Inc.(b)	12,148	436,113
Sutro Biopharma, Inc.(b)	98,262	79,130
Syndax Pharmaceuticals, Inc.(b)	53,566	531,375
Tactile Systems Technology, Inc.(b)(c)	28,391	283,342
Tandem Diabetes Care, Inc.(b)(c)	52,177	812,918
Tango Therapeutics, Inc.(b)(c)	65,506	395,656
Tarsus Pharmaceuticals, Inc.(b)	4,877	189,325
Taysha Gene Therapies, Inc.(b)(c)	114,944	313,797
Teladoc Health, Inc.(b)(c)	83,345	600,917
Terns Pharmaceuticals, Inc.(b)(c)	68,980	402,153
TG Therapeutics, Inc.(b)(c)	20,271	719,620
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	974,303	565,973
Tourmaline Bio, Inc.(b)(c)	13,912	307,873
TransMedics Group, Inc.(b)(c)	2,436	289,811
Travere Therapeutics, Inc.(b)	43,798	676,679
TruBridge, Inc.(b)(c)	37,882	788,703
Twist Bioscience Corp.(b)	30,428	1,021,468
U.S. Physical Therapy, Inc.(c)	13,898	1,016,639
UFP Technologies, Inc.(b)(c)	3,420	774,254
Ultragenyx Pharmaceutical, Inc.(b)	65,912	1,800,716
uniQure N.V. (Netherlands)(b)(c)	49,038	682,609
Utah Medical Products, Inc.	1,730	96,188
Vanda Pharmaceuticals, Inc.(b)	140,375	597,997
Varex Imaging Corp.(b)	87,282	635,413
Vaxcyte, Inc.(b)(c)	30,367	1,030,960
Ventyx Biosciences, Inc.(b)(c)	59,703	167,168
Veracyte, Inc.(b)(c)	51,878	1,219,652
Verastem, Inc.(b)(c)	37,460	231,128
Vericel Corp.(b)	9,449	330,148
Viking Therapeutics, Inc.(b)(c)	11,510	374,881
Vir Biotechnology, Inc.(b)(c)	210,897	1,069,248
Viridian Therapeutics, Inc.(b)(c)	28,481	498,987
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Health Care-(continued)
Voyager Therapeutics, Inc.(b)(c)	32,106	$102,418
WaVe Life Sciences Ltd.(b)(c)	50,554	409,487
Waystar Holding Corp.(b)	24,510	906,380
Xencor, Inc.(b)(c)	76,971	640,399
Xenon Pharmaceuticals, Inc. (Canada)(b)	7,857	239,953
Y-mAbs Therapeutics, Inc.(b)(c)	29,123	130,180
Zentalis Pharmaceuticals, Inc.(b)	153,203	211,420
ZimVie, Inc.(b)	49,706	933,976
Zymeworks, Inc.(b)(c)	60,592	761,036
		278,950,965
Industrials-18.24%
3D Systems Corp.(b)(c)	300,596	489,971
AAON, Inc.(c)	20,501	1,711,833
AAR Corp.(b)	38,851	2,902,558
ACCO Brands Corp.	198,728	745,230
ACV Auctions, Inc., Class A(b)(c)	39,673	563,753
Advanced Drainage Systems, Inc.	10,315	1,183,646
Aebi Schmidt Holding AG (Switzerland)(b)(c)	63,789	657,027
AeroVironment, Inc.(b)(c)	12,485	3,341,485
AerSale Corp.(b)(c)	57,998	350,308
Alamo Group, Inc.(c)	11,448	2,548,096
Alaska Air Group, Inc.(b)	37,033	1,961,268
Albany International Corp., Class A	33,014	1,789,029
Allegiant Travel Co.(b)(c)	30,580	1,579,151
Allient, Inc.(c)	15,929	642,098
Alta Equipment Group, Inc.(c)	47,627	369,586
Amentum Holdings, Inc.(b)	61,665	1,539,775
Ameresco, Inc., Class A(b)(c)	71,757	1,214,128
American Airlines Group, Inc.(b)(c)	184,496	2,119,859
American Woodmark Corp.(b)(c)	29,332	1,543,157
Apogee Enterprises, Inc.(c)	38,416	1,613,088
Archer Aviation, Inc., Class A(b)(c)	45,579	457,157
Arcosa, Inc.(c)	24,309	2,087,657
Argan, Inc.	15,444	3,783,471
Armstrong World Industries, Inc.	31,175	5,866,200
Array Technologies, Inc.(b)(c)	98,473	640,074
Astec Industries, Inc.	31,778	1,260,315
Astronics Corp.(b)(c)	38,235	1,381,048
Atmus Filtration Technologies, Inc.	47,334	1,841,766
Axon Enterprise, Inc.(b)	6,965	5,261,988
AZZ, Inc.	31,390	3,437,205
Babcock & Wilcox Enterprises, Inc.(b)(c)	174,865	169,724
Barrett Business Services, Inc.(c)	30,353	1,395,327
Blade Air Mobility, Inc.(b)(c)	44,949	179,347
Bloom Energy Corp., Class A(b)(c)	85,933	3,213,035
Blue Bird Corp.(b)(c)	9,796	438,763
BlueLinx Holdings, Inc.(b)	6,027	441,598
Brady Corp., Class A(c)	18,407	1,298,982
BrightView Holdings, Inc.(b)	149,212	2,379,931
Brink’s Co. (The)	22,952	2,004,628
Cadre Holdings, Inc.	12,599	416,649
Casella Waste Systems, Inc., Class A(b)	21,997	2,391,734
CBIZ, Inc.(b)(c)	39,461	2,411,856
CECO Environmental Corp.(b)(c)	26,617	1,196,434
Centuri Holdings, Inc.(b)	10,077	219,679
ChargePoint Holdings, Inc.(b)(c)	61,487	565,066
Chart Industries, Inc.(b)	16,210	3,223,034
Cimpress PLC (Ireland)(b)(c)	13,650	754,981
Civeo Corp.	17,180	429,328
Clarivate PLC(b)(c)	395,496	1,522,660
Columbus McKinnon Corp.	45,506	666,663
	Shares	Value
Industrials-(continued)
Comfort Systems USA, Inc.	7,798	$5,484,333
Commercial Vehicle Group, Inc.(b)	38,669	65,351
Concrete Pumping Holdings, Inc.	34,226	233,764
Conduent, Inc.(b)	355,259	944,989
Construction Partners, Inc., Class A(b)(c)	24,678	2,488,776
Corporacion America Airports S.A. (Argentina)(b)	18,351	365,368
Costamare Bulkers Holdings Ltd. (Monaco)(b)(c)	17,902	161,118
Costamare, Inc. (Monaco)	79,717	804,345
Covenant Logistics Group, Inc., Class A(c)	25,155	607,493
CRA International, Inc.	6,768	1,195,635
CSG Systems International, Inc.	40,858	2,551,991
CSW Industrials, Inc.	6,461	1,676,500
Custom Truck One Source, Inc.(b)(c)	99,693	617,100
Danaos Corp. (Greece)	18,659	1,713,083
Dayforce, Inc.(b)(c)	62,806	3,622,022
Deluxe Corp.	84,613	1,362,269
Diana Shipping, Inc. (Greece)	149,697	229,036
DNOW, Inc.(b)(c)	191,155	2,974,372
Douglas Dynamics, Inc.(c)	37,741	1,079,393
Driven Brands Holdings, Inc.(b)(c)	81,629	1,379,530
Ducommun, Inc.(b)	19,140	1,741,357
Dun & Bradstreet Holdings, Inc.	498,697	4,538,143
DXP Enterprises, Inc.(b)	25,508	2,889,036
Eastern Co. (The)(c)	997	22,981
Energy Recovery, Inc.(b)	42,384	570,065
Enerpac Tool Group Corp.(c)	34,817	1,340,803
Ennis, Inc.(c)	38,234	680,565
Enovix Corp.(b)(c)	43,057	576,964
Enovix Corp., Wts., expiring 10/01/2026(b)	1	5
Enpro, Inc.	17,905	3,803,201
Enviri Corp.(b)(c)	203,128	1,828,152
ESCO Technologies, Inc.	18,332	3,550,908
Everus Construction Group, Inc.(b)(c)	42,318	3,142,535
ExlService Holdings, Inc.(b)	93,082	4,042,551
Exponent, Inc.	28,471	1,963,360
Federal Signal Corp.	40,132	5,079,507
First Advantage Corp.(b)(c)	73,738	1,274,930
Fiverr International Ltd.(b)	6,554	144,712
Fluence Energy, Inc.(b)(c)	47,508	385,765
Forrester Research, Inc.(b)	14,612	142,321
Forward Air Corp.(b)(c)	84,249	2,560,327
Franklin Covey Co.(b)(c)	11,666	229,937
Franklin Electric Co., Inc.	33,898	3,184,717
Frontier Group Holdings, Inc., Class H(b)(c)	90,102	394,647
FTAI Aviation Ltd.(c)	48,169	6,628,536
FTAI Infrastructure, Inc.(c)	69,317	434,618
FuelCell Energy, Inc.(b)(c)	75,598	374,966
Gates Industrial Corp. PLC(b)	147,126	3,648,725
Genco Shipping & Trading Ltd.(c)	101,565	1,617,930
GEO Group, Inc. (The)(b)(c)	121,008	3,136,527
Gibraltar Industries, Inc.(b)	32,495	2,145,645
Global Industrial Co.	21,345	727,011
Global Ship Lease, Inc., Class A (United Kingdom)(c)	65,069	1,855,768
Gorman-Rupp Co. (The)	17,441	717,872
GrafTech International Ltd.(b)(c)	1,456,756	2,024,891
Granite Construction, Inc.(c)	71,687	6,772,271
Great Lakes Dredge & Dock Corp.(b)	111,440	1,234,755
Greenbrier Cos., Inc. (The)	83,539	3,801,024
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Griffon Corp.	42,513	$3,455,031
Hayward Holdings, Inc.(b)	216,037	3,322,649
Healthcare Services Group, Inc.(b)(c)	161,946	2,106,917
Heartland Express, Inc.	90,455	707,358
Heidrick & Struggles International, Inc.	32,437	1,444,420
Helios Technologies, Inc.(c)	38,964	1,429,589
Hexcel Corp.	27,936	1,673,646
Hillenbrand, Inc.(c)	43,002	890,571
Hillman Solutions Corp.(b)(c)	261,128	2,060,300
HNI Corp.(c)	65,219	3,354,865
Hudson Technologies, Inc.(b)(c)	54,894	515,455
Hurco Cos., Inc.(b)	1,783	34,269
Huron Consulting Group, Inc.(b)	15,920	2,102,714
Hyliion Holdings Corp.(b)(c)	199,648	299,472
Hyster-Yale, Inc.(c)	17,490	734,755
IBEX Holdings Ltd.(b)	19,376	572,948
ICF International, Inc.	25,894	2,172,248
IES Holdings, Inc.(b)(c)	6,667	2,353,918
Insperity, Inc.	27,151	1,617,657
Insteel Industries, Inc.	31,153	1,124,623
Interface, Inc.	96,512	1,990,077
Janus International Group, Inc.(b)(c)	119,749	1,026,249
JBT Marel Corp.	33,597	4,629,667
JetBlue Airways Corp.(b)(c)	200,839	891,725
Joby Aviation, Inc.(b)(c)	137,932	2,297,947
Kadant, Inc.(c)	6,755	2,247,861
Kelly Services, Inc., Class A	40,937	501,478
Kforce, Inc.(c)	23,659	824,516
Korn Ferry(c)	36,434	2,582,078
Kornit Digital Ltd. (Israel)(b)	30,623	613,072
Kratos Defense & Security Solutions, Inc.(b)(c)	90,970	5,339,939
LB Foster Co., Class A(b)(c)	13,795	324,182
Legalzoom.com, Inc.(b)	77,946	700,735
Leonardo DRS, Inc.	69,791	2,903,306
Limbach Holdings, Inc.(b)(c)	8,878	1,216,286
Lindsay Corp.	11,017	1,503,931
Liquidity Services, Inc.(b)(c)	20,025	478,197
Loar Holdings, Inc.(b)(c)	2,737	202,292
LSI Industries, Inc.(c)	26,335	481,930
Luxfer Holdings PLC (United Kingdom)	64,000	769,280
Lyft, Inc., Class A(b)	73,651	1,035,533
Manitowoc Co., Inc. (The)(b)(c)	106,640	1,359,660
Marten Transport Ltd.(c)	80,223	975,512
Matrix Service Co.(b)(c)	55,777	852,273
Matson, Inc.	6,806	726,745
Matthews International Corp., Class A(c)	57,289	1,345,719
Mayville Engineering Co., Inc.(b)(c)	22,806	382,457
McGrath RentCorp	23,405	2,920,710
Mercury Systems, Inc.(b)(c)	86,297	4,538,359
Microvast Holdings, Inc.(b)(c)	414,106	1,312,716
Miller Industries, Inc.(c)	18,528	755,016
Mistras Group, Inc.(b)(c)	28,972	230,038
Montrose Environmental Group, Inc.(b)	29,746	674,937
Moog, Inc., Class A	13,468	2,607,135
MRC Global, Inc.(b)	187,379	2,750,724
MSA Safety, Inc.	24,227	4,309,256
Mueller Water Products, Inc., Class A	151,899	3,761,019
MYR Group, Inc.(b)(c)	24,205	4,683,667
National Presto Industries, Inc.(c)	7,718	744,401
Nextracker, Inc., Class A(b)	45,703	2,662,657
NN, Inc.(b)(c)	54,643	106,554
	Shares	Value
Industrials-(continued)
NV5 Global, Inc.(b)	61,059	$1,370,775
NWPX Infrastructure, Inc.(b)	18,807	785,756
OPENLANE, Inc.(b)(c)	203,862	5,023,160
Orion Group Holdings, Inc.(b)	29,790	220,744
Pangaea Logistics Solutions Ltd.(c)	58,394	284,379
Park Aerospace Corp.(c)	18,217	328,270
Park-Ohio Holdings Corp.	12,891	211,412
Parsons Corp.(b)(c)	50,937	3,779,525
Paycom Software, Inc.	20,949	4,850,531
Paylocity Holding Corp.(b)	8,487	1,569,077
Pitney Bowes, Inc.(c)	512,083	5,817,263
Planet Labs PBC(b)(c)	200,333	1,252,081
Plug Power, Inc.(b)(c)	2,379,868	3,569,802
Powell Industries, Inc.(c)	5,299	1,256,393
Preformed Line Products Co.(c)	2,864	442,001
Primoris Services Corp.	96,178	9,057,082
Proto Labs, Inc.(b)(c)	37,843	1,631,790
Pursuit Attractions and Hospitality, Inc.(b)(c)	16,117	487,378
Quad/Graphics, Inc.(c)	46,336	246,971
Quanex Building Products Corp.(c)	55,467	1,080,497
Radiant Logistics, Inc.(b)	43,703	258,285
RBC Bearings, Inc.(b)	15,364	5,951,092
Resources Connection, Inc.	70,019	354,296
REV Group, Inc.	75,160	3,724,178
Rocket Lab Corp.(b)(c)	72,305	3,320,246
Rollins, Inc.	46,601	2,668,839
RXO, Inc.(b)(c)	111,615	1,724,452
Safe Bulkers, Inc. (Monaco)	110,182	433,015
Schneider National, Inc., Class B(c)	131,203	3,207,913
Seanergy Maritime Holdings Corp.	21,400	145,948
Shoals Technologies Group, Inc., Class A(b)	161,580	870,916
Simpson Manufacturing Co., Inc.(c)	10,155	1,822,112
Skillsoft Corp.(b)(c)	16,355	233,222
SkyWest, Inc.(b)	13,749	1,594,334
Spirit AeroSystems Holdings, Inc., Class A(b)	110,901	4,369,499
SPX Technologies, Inc.(b)	25,053	4,569,417
StandardAero, Inc.(b)(c)	18,452	526,805
Standex International Corp.	9,386	1,546,250
Star Bulk Carriers Corp. (Greece)	96,903	1,769,449
Steelcase, Inc., Class A(c)	186,090	1,922,310
Stem, Inc.(b)(c)	5,081	66,155
Sterling Infrastructure, Inc.(b)(c)	21,503	5,753,988
Stratasys Ltd.(b)(c)	95,017	1,029,034
Sun Country Airlines Holdings, Inc.(b)	68,275	791,307
TaskUS, Inc., Class A (Philippines)(b)(c)	12,620	215,550
Tecnoglass, Inc.	12,880	1,005,026
Tennant Co.(c)	20,001	1,650,883
Tetra Tech, Inc.	57,777	2,122,727
Thermon Group Holdings, Inc.(b)(c)	31,430	888,840
Titan International, Inc.(b)(c)	106,357	899,780
Titan Machinery, Inc.(b)(c)	56,956	1,100,390
TPI Composites, Inc.(b)(c)	287,352	224,681
Transcat, Inc.(b)(c)	5,388	411,805
Trex Co., Inc.(b)(c)	62,140	3,991,874
TriNet Group, Inc.(c)	15,506	1,051,462
Trinity Industries, Inc.	45,039	1,049,409
TrueBlue, Inc.(b)	100,064	722,462
TTEC Holdings, Inc.(b)(c)	62,083	309,173
Tutor Perini Corp.(b)	103,803	4,998,114
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Industrials-(continued)
Twin Disc, Inc.	3,144	$27,196
UL Solutions, Inc., Class A(c)	14,896	1,089,196
UniFirst Corp.	18,840	3,222,205
Universal Logistics Holdings, Inc.(c)	10,179	243,583
Upwork, Inc.(b)	71,811	858,860
V2X, Inc.(b)	29,853	1,414,435
Verra Mobility Corp., Class A(b)(c)	62,362	1,575,264
Vestis Corp.(c)	129,137	782,570
Vicor Corp.(b)(c)	16,288	723,839
Virgin Galactic Holdings, Inc.(b)(c)	157,139	597,128
VSE Corp.	14,871	2,327,906
Wabash National Corp.(c)	118,926	1,184,503
Watts Water Technologies, Inc., Class A	20,383	5,346,869
Willdan Group, Inc.(b)(c)	17,701	1,509,895
Willis Lease Finance Corp.(c)	1,490	210,954
Worthington Enterprises, Inc.	41,360	2,563,079
Xometry, Inc., Class A(b)(c)	16,345	528,597
Zurn Elkay Water Solutions Corp.	97,684	4,322,517
		432,287,804
Information Technology-14.11%
8x8, Inc.(b)(c)	179,819	348,849
A10 Networks, Inc.	60,165	1,108,239
ACI Worldwide, Inc.(b)	114,680	4,880,781
ACM Research, Inc., Class A(b)(c)	50,128	1,521,886
Adeia, Inc.	75,792	981,506
ADTRAN Holdings, Inc.(b)(c)	206,472	1,918,125
Advanced Energy Industries, Inc.(c)	36,383	5,054,326
Agilysys, Inc.(b)(c)	5,102	582,036
Alarm.com Holdings, Inc.(b)(c)	38,334	2,094,186
Alkami Technology, Inc.(b)(c)	10,348	230,657
Allegro MicroSystems, Inc. (Japan)(b)	79,436	2,495,085
Alpha & Omega Semiconductor Ltd.(b)(c)	69,613	1,773,043
Ambarella, Inc.(b)	26,478	1,749,931
Amplitude, Inc., Class A(b)(c)	26,134	319,619
AppFolio, Inc., Class A(b)	3,136	838,504
Appian Corp., Class A(b)(c)	10,859	299,817
Applied Optoelectronics, Inc.(b)(c)	28,296	647,130
AppLovin Corp., Class A(b)	34,482	13,472,117
Arlo Technologies, Inc.(b)(c)	63,027	1,021,037
Asana, Inc., Class A(b)(c)	21,448	314,857
Atlassian Corp., Class A(b)	3,129	600,080
Aurora Innovation, Inc.(b)(c)	265,638	1,543,357
AvePoint, Inc.(b)(c)	29,659	565,894
Aviat Networks, Inc.(b)(c)	18,875	407,700
Axcelis Technologies, Inc.(b)(c)	41,150	2,785,443
Badger Meter, Inc.	10,045	1,896,094
Bel Fuse, Inc., Class B(c)	12,630	1,642,405
Belden, Inc.	44,490	5,501,188
Benchmark Electronics, Inc.	68,000	2,618,000
Bentley Systems, Inc., Class B	45,693	2,649,280
BILL Holdings, Inc.(b)(c)	90,189	3,864,599
Blackbaud, Inc.(b)(c)	30,092	2,028,803
BlackLine, Inc.(b)(c)	23,349	1,255,709
Blend Labs, Inc., Class A(b)	90,894	300,859
Box, Inc., Class A(b)	62,252	1,998,289
Braze, Inc., Class A(b)(c)	15,654	436,277
C3.ai, Inc., Class A(b)(c)	54,019	1,272,688
Calix, Inc.(b)(c)	57,120	3,238,133
CCC Intelligent Solutions Holdings, Inc.(b)(c)	254,315	2,459,226
Ceragon Networks Ltd. (Israel)(b)	70,458	155,712
Cerence, Inc.(b)(c)	149,361	1,284,505
	Shares	Value
Information Technology-(continued)
CEVA, Inc.(b)(c)	25,993	$555,470
Cirrus Logic, Inc.(b)	24,783	2,495,896
Clear Secure, Inc., Class A(c)	24,698	726,368
Clearfield, Inc.(b)(c)	14,211	622,584
Clearwater Analytics Holdings, Inc., Class A(b)(c)	19,835	401,857
Cloudflare, Inc., Class A(b)	13,669	2,838,778
Cognyte Software Ltd. (Israel)(b)	39,359	364,464
Cohu, Inc.(b)	62,588	1,117,822
Commerce.com, Inc., Series 1(b)(c)	48,980	234,124
CommScope Holding Co., Inc.(b)	865,167	7,094,369
Commvault Systems, Inc.(b)	18,049	3,428,408
Comtech Telecommunications Corp.(b)(c)	66,768	144,887
Confluent, Inc., Class A(b)(c)	44,067	781,088
Consensus Cloud Solutions, Inc.(b)(c)	40,694	821,205
Corsair Gaming, Inc.(b)(c)	98,372	891,250
Couchbase, Inc.(b)(c)	14,035	340,489
Crane NXT Co.(c)	45,919	2,724,833
Credo Technology Group Holding Ltd.(b)	8,717	972,381
CrowdStrike Holdings, Inc., Class A(b)	3,339	1,517,809
CTS Corp.	25,612	1,003,734
CyberArk Software Ltd.(b)	2,230	917,578
Daktronics, Inc.(b)(c)	63,932	1,036,977
Datadog, Inc., Class A(b)	6,826	955,503
Diebold Nixdorf, Inc.(b)(c)	11,651	655,835
Digi International, Inc.(b)(c)	32,412	1,056,955
Digital Turbine, Inc.(b)(c)	308,169	1,679,521
DigitalOcean Holdings, Inc.(b)(c)	36,252	1,009,981
DocuSign, Inc.(b)	52,558	3,975,487
Dolby Laboratories, Inc., Class A	21,052	1,586,058
Domo, Inc., Class B(b)(c)	26,008	428,092
DoubleVerify Holdings, Inc.(b)	78,691	1,205,546
Dropbox, Inc., Class A(b)	29,887	812,030
Dynatrace, Inc.(b)	70,685	3,718,738
E2open Parent Holdings, Inc.(b)(c)	302,099	996,927
Eastman Kodak Co.(b)(c)	255,351	1,710,852
Elastic N.V.(b)	18,852	1,577,912
Enphase Energy, Inc.(b)	10,625	343,825
ePlus, Inc.(b)(c)	33,948	2,199,151
Extreme Networks, Inc.(b)	134,523	2,375,676
Fabrinet (Thailand)(b)	9,366	3,032,055
Fair Isaac Corp.(b)	1,100	1,580,392
Fastly, Inc., Class A(b)(c)	180,810	1,227,700
Five9, Inc.(b)(c)	32,861	848,800
FormFactor, Inc.(b)(c)	82,298	2,338,086
Freshworks, Inc., Class A(b)(c)	72,791	945,555
GitLab, Inc., Class A(b)(c)	16,543	724,749
GLOBALFOUNDRIES, Inc.(b)(c)	98,589	3,686,243
Globant S.A.(b)	22,495	1,895,429
Grid Dynamics Holdings, Inc.(b)	33,223	315,286
Guidewire Software, Inc.(b)	23,580	5,334,268
Hackett Group, Inc. (The)(c)	20,647	482,933
Harmonic, Inc.(b)	121,179	1,031,233
HubSpot, Inc.(b)	5,525	2,871,066
i3 Verticals, Inc., Class A(b)(c)	15,909	445,134
Ichor Holdings Ltd.(b)(c)	50,579	1,000,958
Impinj, Inc.(b)(c)	2,861	442,253
indie Semiconductor, Inc., A Shares (China)(b)(c)	172,201	673,306
Informatica, Inc., Class A(b)	74,070	1,829,529
Information Services Group, Inc.	8,205	35,364
Ingram Micro Holding Corp.(c)	25,119	495,347
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Information Technology-(continued)
Intapp, Inc.(b)	5,475	$219,274
InterDigital, Inc.(c)	20,675	5,338,285
IonQ, Inc.(b)(c)	34,006	1,355,819
IPG Photonics Corp.(b)(c)	43,380	3,248,728
IREN Ltd. (Australia)(b)(c)	23,682	381,517
Itron, Inc.(b)	53,491	6,661,769
Ituran Location and Control Ltd. (Israel)	11,936	471,472
Jamf Holding Corp.(b)(c)	58,185	461,989
JFrog Ltd.(b)(c)	23,511	1,020,613
Kimball Electronics, Inc.(b)(c)	38,901	729,783
Klaviyo, Inc.(b)	9,713	302,074
Knowles Corp.(b)	112,697	2,288,876
Kulicke & Soffa Industries, Inc. (Singapore)	28,894	946,567
Lattice Semiconductor Corp.(b)(c)	44,382	2,211,555
Life360, Inc.(b)(c)	12,103	926,969
LivePerson, Inc.(b)(c)	68,639	64,226
LiveRamp Holdings, Inc.(b)(c)	60,658	1,990,796
MACOM Technology Solutions Holdings, Inc.(b)	18,748	2,571,101
Magnachip Semiconductor Corp. (South Korea)(b)	83,202	341,128
Manhattan Associates, Inc.(b)	16,499	3,624,170
MARA Holdings, Inc.(b)(c)	7,818	125,713
MaxLinear, Inc.(b)	161,402	2,553,380
MeridianLink, Inc.(b)(c)	24,033	384,047
Methode Electronics, Inc.	77,510	508,466
MicroStrategy, Inc., Class A(b)	6,765	2,718,583
Mirion Technologies, Inc.(b)(c)	156,159	3,490,154
Mitek Systems, Inc.(b)	48,122	434,060
Monday.com Ltd.(b)(c)	1,049	275,142
MongoDB, Inc.(b)	10,922	2,598,235
Monolithic Power Systems, Inc.	3,040	2,162,170
N-able, Inc.(b)(c)	61,857	499,805
Napco Security Technologies, Inc.(c)	10,672	325,816
Navitas Semiconductor Corp.(b)(c)	105,640	774,341
nCino, Inc.(b)(c)	50,402	1,407,476
NCR Voyix Corp.(b)(c)	137,731	1,875,896
NETGEAR, Inc.(b)(c)	87,424	2,032,608
NetScout Systems, Inc.(b)	76,764	1,644,285
nLight, Inc.(b)(c)	42,861	900,510
Novanta, Inc.(b)	16,036	1,972,749
Nutanix, Inc., Class A(b)	40,387	3,035,891
Olo, Inc., Class A(b)	95,926	1,005,304
ON24, Inc.(b)(c)	26,859	133,221
OneSpan, Inc.	47,463	700,079
Onto Innovation, Inc.(b)	29,430	2,788,492
Ooma, Inc.(b)(c)	9,473	107,803
OSI Systems, Inc.(b)(c)	17,603	3,890,439
Ouster, Inc.(b)(c)	26,194	612,416
Pagaya Technologies Ltd., Class A(b)	44,756	1,344,918
PagerDuty, Inc.(b)(c)	42,169	679,764
Palantir Technologies, Inc., Class A(b)	67,204	10,641,753
Palo Alto Networks, Inc.(b)(c)	9,017	1,565,351
PAR Technology Corp.(b)(c)	13,236	804,484
PC Connection, Inc.	17,239	1,061,750
PDF Solutions, Inc.(b)	15,448	343,409
Pegasystems, Inc.	34,418	2,020,681
Penguin Solutions, Inc.(b)(c)	105,180	2,479,093
Photronics, Inc.(b)(c)	79,103	1,610,537
Power Integrations, Inc.(c)	52,570	2,550,696
Procore Technologies, Inc.(b)(c)	23,080	1,653,220
	Shares	Value
Information Technology-(continued)
Progress Software Corp.(c)	48,166	$2,315,821
PROS Holdings, Inc.(b)(c)	15,073	236,495
Pure Storage, Inc., Class A(b)	27,633	1,644,716
Q2 Holdings, Inc.(b)	18,704	1,518,765
Qualys, Inc.(b)	19,572	2,604,446
Rackspace Technology, Inc.(b)	349,204	422,537
Radware Ltd. (Israel)(b)	15,667	401,075
Rambus, Inc.(b)	50,985	3,769,321
Rapid7, Inc.(b)(c)	22,556	476,383
Ribbon Communications, Inc.(b)(c)	121,797	457,957
Richardson Electronics Ltd.	20,662	208,273
Rigetti Computing, Inc.(b)(c)	18,210	264,045
RingCentral, Inc., Class A(b)	55,872	1,424,177
Riot Platforms, Inc.(b)(c)	36,913	495,003
Rogers Corp.(b)	29,724	1,949,300
Rubrik, Inc., Class A(b)(c)	3,714	352,644
Samsara, Inc., Class A(b)	12,253	465,982
ScanSource, Inc.(b)	63,087	2,450,299
Semtech Corp.(b)(c)	94,149	4,811,014
SentinelOne, Inc., Class A(b)(c)	92,817	1,702,264
Silicom Ltd. (Israel)(b)	11,180	181,675
Silicon Laboratories, Inc.(b)	8,854	1,166,692
SiTime Corp.(b)	6,968	1,413,459
SmartRent, Inc.(b)(c)	178,651	180,438
SoundHound AI, Inc., Class A(b)(c)	21,341	220,453
Sprinklr, Inc., Class A(b)(c)	53,487	481,918
Sprout Social, Inc., Class A(b)(c)	12,905	221,321
SPS Commerce, Inc.(b)	11,029	1,200,672
Synaptics, Inc.(b)(c)	16,759	1,050,789
Telos Corp.(b)	28,913	74,306
Tenable Holdings, Inc.(b)	29,379	919,856
Teradata Corp.(b)(c)	39,214	820,749
TTM Technologies, Inc.(b)	56,404	2,665,089
Tucows, Inc., Class A(b)(c)	10,523	181,311
Turtle Beach Corp.(b)(c)	33,979	494,055
Ubiquiti, Inc.(c)	1,098	478,146
UiPath, Inc., Class A(b)(c)	173,290	2,036,158
Ultra Clean Holdings, Inc.(b)	71,330	1,606,352
Unisys Corp.(b)(c)	200,140	826,578
Unity Software, Inc.(b)(c)	49,689	1,657,625
Universal Display Corp.(c)	24,419	3,526,104
Upland Software, Inc.(b)	47,222	96,805
Varonis Systems, Inc.(b)(c)	30,358	1,694,887
Veeco Instruments, Inc.(b)(c)	67,890	1,410,754
Verint Systems, Inc.(b)(c)	95,481	2,031,836
VeriSign, Inc.	9,736	2,617,718
Vertex, Inc., Class A(b)(c)	7,151	237,199
Viavi Solutions, Inc.(b)	289,350	2,907,967
Vishay Precision Group, Inc.(b)(c)	21,400	567,528
Wix.com Ltd. (Israel)(b)	2,857	388,638
Workiva, Inc.(b)(c)	7,875	502,661
Xperi, Inc.(b)(c)	62,026	373,397
Yext, Inc.(b)(c)	82,756	671,979
Zeta Global Holdings Corp., Class A(b)(c)	34,346	537,515
Zscaler, Inc.(b)	5,258	1,501,474
		334,496,187
Materials-4.22%
AdvanSix, Inc.(c)	51,707	1,040,345
Alto Ingredients, Inc.(b)	211,301	213,414
American Vanguard Corp.(b)(c)	53,306	205,761
Ardagh Metal Packaging S.A.	287,293	1,137,680
Aspen Aerogels, Inc.(b)(c)	77,791	595,879
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Materials-(continued)
ATI, Inc.(b)	49,110	$3,778,523
Balchem Corp.	18,182	2,772,210
Caledonia Mining Corp. PLC (South Africa)	13,956	274,794
Carpenter Technology Corp.	41,280	10,294,819
Century Aluminum Co.(b)	94,169	1,994,499
Clearwater Paper Corp.(b)	51,682	1,165,946
Coeur Mining, Inc.(b)	501,130	4,354,820
Compass Minerals International, Inc.(b)(c)	113,356	2,259,185
Core Molding Technologies, Inc.(b)(c)	9,626	160,177
Eagle Materials, Inc.	8,291	1,859,588
Ecovyst, Inc.(b)(c)	177,685	1,529,868
Ferroglobe PLC(c)	171,970	727,433
Ginkgo Bioworks Holdings, Inc.(b)(c)	137,028	1,800,548
Gold Royalty Corp. (Canada)(b)	92,975	238,946
Greif, Inc., Class A	14,260	904,512
Hawkins, Inc.(c)	16,618	2,713,387
Hecla Mining Co.	776,472	4,456,949
Ingevity Corp.(b)(c)	58,683	2,452,363
Innospec, Inc.	21,990	1,757,001
Intrepid Potash, Inc.(b)	39,370	1,310,234
Kaiser Aluminum Corp.	36,913	2,853,744
Knife River Corp.(b)	28,948	2,387,631
Koppers Holdings, Inc.	35,937	1,180,890
Kronos Worldwide, Inc.(c)	59,252	316,998
LSB Industries, Inc.(b)(c)	105,387	814,642
Magnera Corp.(b)(c)	39,679	494,004
Materion Corp.	15,613	1,644,049
Mativ Holdings, Inc., Class A	177,618	1,175,831
McEwen, Inc. (Canada)(b)(c)	28,684	291,429
Mercer International, Inc. (Germany)	88,578	328,624
Metallus, Inc.(b)(c)	79,573	1,257,253
Minerals Technologies, Inc.	41,002	2,384,266
MP Materials Corp.(b)(c)	84,726	5,210,649
Myers Industries, Inc.	52,858	774,370
NewMarket Corp.	2,780	1,909,860
Olympic Steel, Inc.(c)	18,810	584,991
Origin Materials, Inc.(b)(c)	290,027	211,140
Orion S.A. (Germany)	91,994	892,342
Perimeter Solutions, Inc.(b)(c)	211,573	3,412,672
PureCycle Technologies, Inc.(b)(c)	33,038	443,040
Quaker Chemical Corp.(c)	17,680	2,022,946
Ramaco Resources, Inc., Class A(c)	56,652	1,152,868
Ramaco Resources, Inc., Class B	5,643	76,638
Ranpak Holdings Corp.(b)(c)	89,314	325,996
Rayonier Advanced Materials, Inc.(b)	210,005	806,419
Ryerson Holding Corp.(c)	77,944	1,605,646
Scotts Miracle-Gro Co. (The)	51,545	3,229,810
Sensient Technologies Corp.	49,042	5,506,926
Stepan Co.	29,300	1,487,561
SunCoke Energy, Inc.(c)	177,008	1,308,089
Tredegar Corp.(b)(c)	48,577	423,106
TriMas Corp.	58,354	2,084,988
Trinseo PLC	175,144	467,634
United States Lime & Minerals, Inc.	2,490	247,954
Worthington Steel, Inc.	21,662	661,124
		99,975,011
Real Estate-6.08%
Acadia Realty Trust	175,382	3,283,151
Alexander & Baldwin, Inc.	114,417	2,057,218
Alexander’s, Inc.(c)	2,856	717,399
Alpine Income Property Trust, Inc.	19,223	270,083
	Shares	Value
Real Estate-(continued)
American Assets Trust, Inc.	86,269	$1,641,699
American Healthcare REIT, Inc.	54,580	2,108,971
Apartment Investment & Management Co., Class A	125,267	1,053,495
Armada Hoffler Properties, Inc.	118,817	811,520
Ashford Hospitality Trust, Inc.(b)(c)	19,397	123,365
Braemar Hotels & Resorts, Inc.	94,144	207,117
Brandywine Realty Trust	194,811	779,244
Broadstone Net Lease, Inc.(c)	235,855	3,830,285
BRT Apartments Corp.(c)	9,250	134,587
CareTrust REIT, Inc.	97,306	3,094,331
CBL & Associates Properties, Inc.	36,820	996,349
Centerspace(c)	22,322	1,214,986
Chatham Lodging Trust	85,539	583,376
City Office REIT, Inc.	89,530	621,338
Community Healthcare Trust, Inc.	35,295	542,484
Compass, Inc., Class A(b)(c)	699,724	5,555,808
COPT Defense Properties	77,075	2,102,606
CTO Realty Growth, Inc.(c)	46,159	762,085
Curbline Properties Corp.	97,099	2,145,888
DiamondRock Hospitality Co.(c)	180,547	1,393,823
Diversified Healthcare Trust(c)	400,319	1,309,043
Douglas Elliman, Inc.(b)(c)	222,951	613,115
Easterly Government Properties, Inc.(c)	99,662	2,192,564
Elme Communities	148,365	2,237,344
Empire State Realty Trust, Inc., Class A	226,273	1,638,216
Essential Properties Realty Trust, Inc.	153,132	4,668,995
eXp World Holdings, Inc.(c)	129,181	1,392,571
Farmland Partners, Inc.(c)	55,877	585,032
Forestar Group, Inc.(b)(c)	30,011	744,273
Four Corners Property Trust, Inc.	95,587	2,412,616
Franklin Street Properties Corp.(c)	186,097	307,060
FRP Holdings, Inc.(b)(c)	4,999	131,974
Getty Realty Corp.(c)	60,363	1,677,488
Gladstone Commercial Corp.	63,475	834,696
Gladstone Land Corp.(c)	49,882	458,914
Global Medical REIT, Inc.(c)	92,535	618,134
Global Net Lease, Inc.(c)	307,550	2,149,774
Howard Hughes Holdings, Inc.(b)	47,483	3,263,507
Independence Realty Trust, Inc.(c)	141,504	2,373,022
Industrial Logistics Properties Trust	146,150	777,518
Innovative Industrial Properties, Inc.	38,093	1,969,408
InvenTrust Properties Corp.(c)	87,965	2,425,195
Kennedy-Wilson Holdings, Inc.(c)	252,883	1,851,104
Lineage, Inc.(c)	32,900	1,419,635
LTC Properties, Inc.	57,784	1,966,967
LXP Industrial Trust	196,015	1,521,076
Marcus & Millichap, Inc.	27,082	843,875
National Health Investors, Inc.(c)	50,530	3,530,026
National Storage Affiliates Trust(c)	77,963	2,296,790
NET Lease Office Properties(b)(c)	10,619	352,445
NETSTREIT Corp.(c)	89,420	1,630,127
Newmark Group, Inc., Class A	205,314	3,114,613
NexPoint Diversified Real Estate Trust(c)	14,287	62,720
NexPoint Residential Trust, Inc.(c)	29,973	934,558
Office Properties Income Trust	306,747	73,619
One Liberty Properties, Inc.(c)	19,760	442,229
Opendoor Technologies, Inc.(b)(c)	2,712,873	4,991,686
Orion Properties, Inc.(c)	154,716	405,356
Outfront Media, Inc.(c)	129,137	2,263,772
Paramount Group, Inc.(b)	522,748	3,199,218
Peakstone Realty Trust(c)	71,258	969,109
See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)
	Shares	Value
Real Estate-(continued)
Pebblebrook Hotel Trust(c)	290,125	$2,909,954
Phillips Edison & Co., Inc.(c)	61,613	2,081,903
Piedmont Realty Trust, Inc., Class A	388,039	2,933,575
Plymouth Industrial REIT, Inc.(c)	48,261	700,750
Postal Realty Trust, Inc., Class A	23,359	320,252
RE/MAX Holdings, Inc., Class A(b)(c)	43,785	336,707
RLJ Lodging Trust	189,989	1,405,919
RMR Group, Inc. (The), Class A(c)	31,029	498,326
Ryman Hospitality Properties, Inc.(c)	34,594	3,288,506
Safehold, Inc.(c)	51,306	717,771
Saul Centers, Inc.	14,290	460,424
Seaport Entertainment Group, Inc.(b)(c)	3,092	71,332
Seritage Growth Properties, Class A(b)(c)	19,268	61,465
Service Properties Trust	408,194	1,073,550
Sila Realty Trust, Inc.(c)	28,537	697,444
SITE Centers Corp., (Acquired 03/15/2024 - 06/25/2025; Cost $1,847,166)(c)(f)	76,931	828,547
St. Joe Co. (The)	19,485	983,992
Star Holdings(b)(c)	16,565	119,102
Summit Hotel Properties, Inc.	70,782	369,482
Sunstone Hotel Investors, Inc.(c)	385,188	3,370,395
Tanger, Inc.	107,733	3,234,145
Tejon Ranch Co.(b)(c)	21,236	381,399
Terreno Realty Corp.	70,959	3,937,515
UMH Properties, Inc.(c)	66,952	1,089,979
Uniti Group, Inc.(b)(c)	166,465	885,594
Universal Health Realty Income Trust(c)	14,221	551,633
Urban Edge Properties	174,630	3,443,704
Veris Residential, Inc.	102,080	1,437,286
Whitestone REIT	68,649	836,831
Xenia Hotels & Resorts, Inc.	192,128	2,441,947
		144,150,021
Utilities-1.69%
American States Water Co.	31,558	2,322,353
Artesian Resources Corp., Class A(c)	9,425	307,726
California Water Service Group	65,675	2,986,242
Chesapeake Utilities Corp.	18,882	2,263,574
Clearway Energy, Inc., Class C(c)	171,690	5,602,245
Consolidated Water Co. Ltd.	4,930	143,414
Genie Energy Ltd., Class B	15,104	306,913
	Shares	Value
Utilities-(continued)
H2O America	42,727	$2,063,287
MDU Resources Group, Inc.(c)	154,330	2,662,193
MGE Energy, Inc.(c)	34,080	2,894,755
Middlesex Water Co.	17,396	897,634
Northwest Natural Holding Co.	67,679	2,701,746
Ormat Technologies, Inc.(c)	62,017	5,544,940
Otter Tail Corp.(c)	40,490	3,125,018
ReNew Energy Global PLC, Class A (India)(b)	61,834	469,938
Talen Energy Corp.(b)	11,856	4,476,470
Unitil Corp.	18,468	952,579
York Water Co. (The)	11,079	335,251
		40,056,278
Total Common Stocks & Other Equity Interests (Cost $2,152,712,718)		2,370,005,719
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(e)(h) (Cost $1,440,343)	1,440,343	1,440,343
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $2,154,153,061)		2,371,446,062
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.50%
Invesco Private Government Fund, 4.32%(e)(h)(i)	179,451,924	179,451,924
Invesco Private Prime Fund, 4.46%(e)(h)(i)	472,418,208	472,512,692
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $651,981,356)		651,964,616
TOTAL INVESTMENTS IN SECURITIES-127.55% (Cost $2,806,134,417)		3,023,410,678
OTHER ASSETS LESS LIABILITIES-(27.55)%		(653,119,349)
NET ASSETS-100.00%		$2,370,291,329

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2025 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2025.

See accompanying notes which are an integral part of this schedule.

Invesco RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2025
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Invesco Mortgage Capital, Inc.	$414,541	$28,198	$(18,112)	$12,900	$(488)	$437,039	$19,878
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	918,862	25,467,022	(24,945,541)	-	-	1,440,343	36,939
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	186,502,345	115,575,791	(122,626,212)	-	-	179,451,924	1,927,469 *
Invesco Private Prime Fund	477,928,232	250,379,747	(255,793,524)	22,304	(24,067)	472,512,692	5,188,767 *
Total	$665,763,980	$391,450,758	$(403,383,389)	$35,204	$(24,555)	$653,841,998	$7,173,053

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Restricted security. The aggregate value of these securities at July 31, 2025 was $2,442,285, which represented less than 1% of the Fund’s Net Assets.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Bloomberg MVP Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,472,491	$-	$-	$109,472,491
Money Market Funds	37,541	1,223,812	-	1,261,353
Total Investments	$109,510,032	$1,223,812	$-	$110,733,844
Invesco RAFI US 1000 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,777,226,549	$-	$0	$7,777,226,549
Money Market Funds	3,057,811	198,651,800	-	201,709,611
Total Investments	$7,780,284,360	$198,651,800	$0	$7,978,936,160
Invesco RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,369,789,504	$-	$216,215	$2,370,005,719
Money Market Funds	1,440,343	651,964,616	-	653,404,959
Total Investments	$2,371,229,847	$651,964,616	$216,215	$3,023,410,678